UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-04506
                                                     ---------

                           The Phoenix-Engemann Funds
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                          600 North Rosemead Boulevard
                               Pasadena, CA 91107
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)


          Kevin J. Carr, Esq.
 Vice President, Chief Legal Officer,              John R. Flores, Esq.
             Counsel and                              Vice President
       Secretary for Registrant                Litigation/Employment Counsel
    Phoenix Life Insurance Company            Phoenix Life Insurance Company
           One American Row                          One American Row
          Hartford, CT 06102                        Hartford, CT 06102
-----------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                     Date of reporting period: June 30, 2005
                                               -------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                                                                   JUNE 30, 2005
--------------------------------------------------------------------------------
SEMIANNUAL REPORT

   PHOENIX ALL-CAP GROWTH FUND

   PHOENIX BALANCED RETURN FUND

   PHOENIX NIFTY FIFTY FUND

   PHOENIX SMALL-CAP GROWTH FUND

                                         [GRAPHIC OMITTED]
                                        GET FUND DOCUMENTS
                                         BY E-MAIL INSTEAD.

                                       ELIGIBLE SHAREHOLDERS
                                    MAY SIGN UP FOR E-DELIVERY
                                       AT PHOENIXFUNDS.COM.

TRUST NAME: PHOENIX-ENGEMANN FUNDS

[LOGO OMITTED] PHOENIXFUNDS(SM)

--------------------------------------------------------------------------------
Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
--------------------------------------------------------------------------------

This report is not authorized for distribution to prospective investors in the Phoenix-Engemann Funds unless preceded or accompanied by an effective Prospectus which includes information concerning the sales charge, each Fund's record and other pertinent information.

MESSAGE FROM THE CHAIRMAN

DEAR SHAREHOLDER:

      I encourage you to review this semiannual report for Phoenix All-Cap Growth Fund, Phoenix Balanced Return Fund, Phoenix Nifty Fifty Fund, and Phoenix Small-Cap Growth Fund, for the six months ended June 30, 2005.(1)

      At mid-year, the United States economy is growing at a more moderate pace than we experienced in 2004. Inflation concerns seem to be subsiding after peaking this spring, despite continued high energy prices. The equity markets remained sluggish through the first half of 2005, giving back some of the gains from last fall's post-presidential election rally. The Federal Reserve (the "Fed") has continued to tighten interest rates and instituted its ninth consecutive 25 basis point rate hike on June 30. As a result of the Fed's efforts, the Treasury yield curve has flattened considerably over the past year, with short rates rising while rates for longer dated maturities declining. The combination of moderate economic growth and low inflation should provide a favorable environment for both the equity and fixed income markets in the second half of the year.

      No matter what the market brings, short-term performance changes should not distract you from your long-term financial plan. Now may be an opportune time for you to review your portfolio with your financial advisor to make sure that your asset allocation remains on target. Keep in mind that finding the best balance of performance and protection requires discipline and diversification.(2) Your Phoenix Fund allocation may help in this effort.

      As an alternative to paper mail, if you would like to view your fund communications electronically, including account statements, prospectuses and annual and semiannual reports, sign up for our E-Delivery service. To register, go online to PhoenixFunds.com, select the Individual Investors option, and follow the E-Delivery instructions, or call Mutual Fund Services at 1-800-243-1574 and a customer service representative will be happy to assist you.

Sincerely,

/s/ Philip R. McLoughlin

Philip R. McLoughlin
Chairman, Phoenix Funds

JULY 2005

(1) EFFECTIVE JULY 1, 2005, THE FUND NAMES WERE CHANGED FROM PHOENIX-ENGEMANN FOCUS GROWTH FUND, PHOENIX-ENGEMANN NIFTY FIFTY FUND, AND PHOENIX-ENGEMANN SMALL-CAP GROWTH FUND, RESPECTIVELY.

(2) DIVERSIFICATION DOES NOT GUARANTEE AGAINST A LOSS, AND THERE IS NO GUARANTEE THAT A DIVERSIFIED PORTFOLIO WILL OUTPERFORM A NON-DIVERSIFIED PORTFOLIO.

The preceding information is the opinion of the Chairman of the Phoenix Funds Board of Trustees. There is no guarantee that market forecasts discussed will be realized.

TABLE OF CONTENTS

Glossary ................................................................    3
Phoenix All-Cap Growth Fund .............................................    4
Phoenix Balanced Return Fund ............................................   12
Phoenix Nifty Fifty Fund ................................................   22
Phoenix Small-Cap Growth Fund ...........................................   29
Notes to Financial Statements ...........................................   37
Board of Trustees' Consideration of Investment Advisory and
Subadvisory Agreements ..................................................   41
Results of Shareholder Meeting ..........................................   43
Fund Management Tables ..................................................   44

GLOSSARY

ADR (AMERICAN DEPOSITARY RECEIPT)

Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

AMBAC (AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION)

One of the largest insurers of new municipal bond offerings.

BASIS POINT (BP)

One-hundredth of a percentage point (0.01%). Basis points are often used to measure changes in or differences between yields on fixed income securities, since these often change by very small amounts.

FEDERAL RESERVE (THE "FED")

The central bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.

FSA (FINANCIAL SECURITY ASSURANCE, INC.)

A leading provider of Aaa/AAA/AAA financial guaranty insurance for asset-backed securities, municipal bonds and other structured obligations in the global markets.

MBIA (MUNICIPAL BOND INSURANCE ASSOCIATION)

One of the largest insurers of financial obligations for municipalities, not-for-profit organizations, banks, insurance and finance companies, and other private-sector entities in the primary and secondary markets. Provides triple-A-rating guarantee as an unconditional and irrevocable guarantee of full principal and interest payment.

SPONSORED ADR

An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. These shares carry all the rights of the common share such as voting rights. ADRs must be sponsored to be able to trade on the NYSE.

REITs

Real estate investment trusts are typically publicly traded companies that own, develop and operate income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

YIELD CURVE

A line chart that shows interest rates at a specific point in time for securities of equivalent quality but with different maturities. A "normal or positive" yield curve indicates that short-term securities have a lower interest rate than long-term securities; an "inverted or negative" yield curve indicates short-term rates are exceeding long-term rates; and a "flat yield curve" means short- and long-term rates are about the same.

PHOENIX ALL-CAP GROWTH FUND

ABOUT YOUR FUND'S EXPENSES (UNAUDITED)

      We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the All-Cap Growth Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

      The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

                               Beginning          Ending       Expenses Paid
 All-Cap Growth Fund         Account Value     Account Value      During
       Class A             December 31, 2004   June 30, 2005      Period*
-----------------------    -----------------   -------------   -------------
Actual                        $ 1,000.00         $ 1,004.80       $ 7.33
Hypothetical (5% return
   before expenses)             1,000.00           1,017.40         7.40

* EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.47%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

                               Beginning          Ending       Expenses Paid
 All-Cap Growth Fund         Account Value     Account Value      During
       Class B             December 31, 2004   June 30, 2005      Period*
-----------------------    -----------------   -------------   -------------
Actual                        $ 1,000.00         $ 1,000.70       $ 11.03
Hypothetical (5% return
   before expenses)             1,000.00           1,013.63         11.16

* EXPENSES ARE EQUAL TO THE FUND'S CLASS B ANNUALIZED EXPENSE RATIO OF 2.22%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

                               Beginning          Ending       Expenses Paid
 All-Cap Growth Fund         Account Value     Account Value      During
       Class C             December 31, 2004   June 30, 2005      Period*
-----------------------    -----------------   -------------   -------------
Actual                        $ 1,000.00         $ 1,000.70       $ 11.03
Hypothetical (5% return
   before expenses)             1,000.00           1,013.63         11.16

* EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 2.22%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

   YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS, PLEASE REFER TO THE PROSPECTUS.

Phoenix All-Cap Growth Fund

SECTOR WEIGHTINGS (UNAUDITED)                                            6/30/05

As a percentage of total investments

                                [GRAPHIC OMITTED]

Information Technology                 36%
Health Care                            16
Consumer Discretionary                 16
Financials                             13
Consumer Staples                       10
Industrials                             9

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2005
                                   (UNAUDITED)

                                                       SHARES       VALUE
                                                     ---------   ------------
DOMESTIC COMMON STOCKS--86.2%

AIR FREIGHT & COURIERS--3.0%
FedEx Corp. ......................................      22,000   $  1,782,220
Pacer International, Inc.(b) .....................      55,000      1,198,450
United Parcel Service, Inc. Class B ..............      27,000      1,867,320
                                                                 ------------
                                                                    4,847,990
                                                                 ------------
APPLICATION SOFTWARE--1.9%
Blackboard, Inc.(b)...............................     130,000      3,109,600

ASSET MANAGEMENT & CUSTODY BANKS--3.0%
Gabelli Asset Management, Inc. Class A ...........     110,000      4,860,900

AUTOMOTIVE RETAIL--1.0%
Advance Auto Parts, Inc.(b) ......................      25,000      1,613,750

BIOTECHNOLOGY--6.4%
Amgen, Inc.(b) ...................................      32,000      1,934,720
Critical Therapeutics, Inc.(b) ...................      84,200        591,083
Genentech, Inc.(b) ...............................      36,000      2,890,080
Gilead Sciences, Inc.(b) .........................      46,000      2,023,540
Inhibitex, Inc.(b) ...............................      90,400        685,232
Neurocrine Biosciences, Inc.(b) ..................      17,000        715,020
NPS Pharmaceuticals, Inc.(b) .....................      70,000        794,500
Nuvelo, Inc.(b) ..................................     115,000        888,950
                                                                 ------------
                                                                   10,523,125
                                                                 ------------
BROADCASTING & CABLE TV--3.6%
Comcast Corp. Class A(b) .........................      64,000      1,964,800
EchoStar Communications Corp. Class A ............      56,000      1,688,400
Univision Communications, Inc. Class A(b) ........      82,000      2,259,100
                                                                 ------------
                                                                    5,912,300
                                                                 ------------

                                                       SHARES       VALUE
                                                     ---------   ------------
COMMUNICATIONS EQUIPMENT--5.4%
Cisco Systems, Inc.(b) ...........................     164,000   $  3,134,040
QUALCOMM, Inc.  ..................................      28,000        924,280
SafeNet, Inc.(b) .................................     125,000      4,257,500
Telkonet, Inc.(b) ................................     125,000        616,250
                                                                 ------------
                                                                    8,932,070
                                                                 ------------
COMPUTER HARDWARE--3.3%
Apple Computer, Inc.(b) ..........................      26,000        957,060
Dell, Inc.(b) ....................................      92,000      3,634,920
Stratasys, Inc.(b) ...............................      25,000        817,000
                                                                 ------------
                                                                    5,408,980
                                                                 ------------
COMPUTER STORAGE & PERIPHERALS--1.8%
EMC Corp.(b) .....................................      81,000      1,110,510
Network Appliance, Inc.(b) .......................      66,000      1,865,820
                                                                 ------------
                                                                    2,976,330
                                                                 ------------
CONSUMER FINANCE--3.0%
American Express Co. .............................      34,000      1,809,820
MoneyGram International, Inc. ....................      45,000        860,400
SLM Corp.  .......................................      43,000      2,184,400
                                                                 ------------
                                                                    4,854,620
                                                                 ------------
DATA PROCESSING & OUTSOURCED SERVICES--2.3%
First Data Corp. .................................      69,000      2,769,660
Wright Express Corp.(b) ..........................      55,600      1,026,932
                                                                 ------------
                                                                    3,796,592
                                                                 ------------

                        See Notes to Financial Statements

Phoenix All-Cap Growth Fund

                                                       SHARES       VALUE
                                                     ---------   ------------

DIVERSIFIED COMMERCIAL AND PROFESSIONAL
SERVICES--4.0%
Advisory Board Co. (The)(b) ......................      90,000   $  4,386,600
Corporate Executive Board Co. (The) ..............      10,000        783,300
Tetra Tech, Inc.(b) ..............................     105,000      1,420,650
                                                                 ------------
                                                                    6,590,550
                                                                 ------------
DRUG RETAIL--1.3%
Walgreen Co. .....................................      45,000      2,069,550

FOOD DISTRIBUTORS--1.1%
Sysco Corp. ......................................      51,000      1,845,690

FOOD RETAIL--0.9%
Whole Foods Market, Inc. .........................      13,000      1,537,900

GENERAL MERCHANDISE STORES--1.3%
Target Corp. .....................................      40,000      2,176,400

HEALTH CARE EQUIPMENT--4.1%
INAMED Corp.(b). .................................      10,000        669,700
Kinetic Concepts, Inc.(b) ........................      31,000      1,860,000
Medtronic, Inc. ..................................      81,000      4,194,990
                                                                 ------------
                                                                    6,724,690
                                                                 ------------
HEALTH CARE SERVICES--1.4%
Medco Health Solutions, Inc.(b) ..................      45,000      2,401,200

HEALTH CARE SUPPLIES--1.9%
Nektar Therapeutics(b). ..........................     185,000      3,115,400

HOME IMPROVEMENT RETAIL--2.1%
Lowe's Cos, Inc. .................................      58,000      3,376,760

HOUSEHOLD PRODUCTS--1.2%
Procter & Gamble Co. (The) .......................      38,000      2,004,500

INDUSTRIAL CONGLOMERATES--1.7%
General Electric Co. .............................      82,000      2,841,300

INTERNET RETAIL--1.0%
eBay, Inc.(b) ....................................      48,000      1,584,480

INTERNET SOFTWARE & SERVICES--4.3%
Equinix, Inc.(b) .................................      20,400        884,136
j2 Global Communications, Inc.(b) ................     100,000      3,444,000
Yahoo!, Inc.(b) ..................................      77,000      2,668,050
                                                                 ------------
                                                                    6,996,186
                                                                 ------------
INVESTMENT BANKING & BROKERAGE--1.5%
MarketAxess Holdings, Inc.(b) ....................      35,000        395,500
Morgan Stanley ...................................      38,000      1,993,860
                                                                 ------------
                                                                    2,389,360
                                                                 ------------

                                                       SHARES       VALUE
                                                     ---------   ------------
LEISURE FACILITIES--1.3%
Life Time Fitness, Inc.(b) .......................      65,000   $  2,132,650

MOVIES & ENTERTAINMENT--1.1%
News Corp. Class B ...............................     105,000      1,770,300

OTHER DIVERSIFIED FINANCIAL SERVICES--1.2%
Citigroup, Inc. ..................................      41,000      1,895,430

PACKAGED FOODS & MEATS--0.2%
Hain Celestial Group, Inc. (The)(b) ..............      20,000        390,000

PERSONAL PRODUCTS--1.9%
Avon Products, Inc. ..............................      82,000      3,103,700

PHARMACEUTICALS--1.6%
Medicis Pharmaceutical Corp. Class A .............      20,000        634,600
Pfizer, Inc. .....................................      71,000      1,958,180
                                                                 ------------
                                                                    2,592,780
                                                                 ------------
RESTAURANTS--1.4%
McCormick & Schmick's Seafood Restaurants,
Inc.(b) ..........................................      35,000        552,650
Starbucks Corp.(b) ...............................      34,000      1,756,440
                                                                 ------------
                                                                    2,309,090
                                                                 ------------
SEMICONDUCTOR EQUIPMENT--0.6%
KLA-Tencor Corp. .................................      21,000        917,700

SEMICONDUCTORS--5.7%
Integrated Circuit Systems, Inc.(b) ..............      45,000        928,800
Intel Corp. ......................................     154,000      4,013,240
Mindspeed Technologies, Inc.(b) ..................     675,000        823,500
ON Semiconductor Corp.(b) ........................     530,000      2,438,000
Texas Instruments, Inc. ..........................      41,000      1,150,870
                                                                 ------------
                                                                    9,354,410
                                                                 ------------
SOFT DRINKS--3.1%
Hansen Natural Corp.(b) ..........................      30,000      2,541,600
PepsiCo, Inc. ....................................      46,000      2,480,780
                                                                 ------------
                                                                    5,022,380
                                                                 ------------
SPECIALIZED CONSUMER SERVICES--1.1%
Collectors Universe, Inc.(b) .....................     107,200      1,878,144

SPECIALTY STORES--1.2%
Staples, Inc. ....................................      89,000      1,897,480

SYSTEMS SOFTWARE--1.9%
Adobe Systems, Inc. ..............................      35,000      1,001,700
Microsoft Corp. ..................................      86,000      2,136,240
                                                                 ------------
                                                                    3,137,940
                                                                 ------------

                        See Notes to Financial Statements

Phoenix All-Cap Growth Fund

                                                       SHARES       VALUE
                                                     ---------   ------------
THRIFTS & MORTGAGE FINANCE--1.1%
Federal Agricultural Mortgage Corp. Class C ......      85,000  $   1,874,250

WIRELESS TELECOMMUNICATION SERVICES--0.3%
InPhonic, Inc.(b) ................................      30,000        461,400
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $113,338,683)                                    141,227,877
-----------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--11.7%

APPLICATION SOFTWARE--1.8%
SAP AG Sponsored ADR (Germany) ...................      70,000      3,031,000

ASSET MANAGEMENT & CUSTODY BANKS--2.3%
Stewart (W.P.) & Co. Ltd. (Bermuda) ..............     155,000      3,746,350

MOVIES & ENTERTAINMENT--0.2%
Imax Corp. (Canada)(b) ...........................      40,000        397,600

PHARMACEUTICALS--0.6%
Teva Pharmaceutical Industries Ltd.  Sponsored ADR
(United States) ..................................      31,000        965,340

SEMICONDUCTORS--6.8%
ARM Holdings plc Sponsored ADR
(United Kingdom) .................................     750,000      4,605,000
O2Micro International Ltd. (Taiwan)(b) ...........     270,000      3,793,500
Taiwan Semiconductor Manufacturing Co. Ltd.
Sponsored ADR (Taiwan) ...........................     297,297      2,711,352
                                                                 ------------
                                                                   11,109,852
                                                                 ------------
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $14,855,320)                                      19,250,142
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--97.9%
(IDENTIFIED COST $128,194,003)                                    160,478,019(a)
Other assets and liabilities, net--2.1%                             3,364,407
                                                                 ------------
NET ASSETS--100.0%                                               $163,842,426
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $35,746,453 and gross depreciation of $3,497,702 for federal income tax purposes. At June 30, 2005, the aggregate cost of securities for federal income tax purposes was $128,229,268.

(b)   Non-income producing.

(c) Foreign common stocks are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.

                        See Notes to Financial Statements

Phoenix All-Cap Growth Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 2005
                                   (UNAUDITED)

ASSETS
Investment securities at value
   (Identified cost $128,194,003)                                 $ 160,478,019
Cash                                                                  2,933,071
Receivables
   Investment securities sold                                           561,837
   Fund shares sold                                                     345,415
   Dividends and interest                                               117,900
   Tax reclaims                                                           1,270
Prepaid expenses                                                         18,818
                                                                  -------------
      Total assets                                                  164,456,330
                                                                  -------------

LIABILITIES
Payables
   Fund shares repurchased                                              323,930
   Investment advisory fee                                              112,529
   Transfer agent fee                                                    68,695
   Distribution and service fees                                         46,868
   Financial agent fee                                                    9,919
   Trustees' fee                                                            819
Accrued expenses                                                         51,144
                                                                  -------------
      Total liabilities                                                 613,904
                                                                  -------------
NET ASSETS                                                        $ 163,842,426
                                                                  =============

NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial
interest                                                          $ 128,563,640
Accumulated net investment loss                                        (667,589)
Accumulated net realized gain                                         3,662,359
Net unrealized appreciation                                          32,284,016
                                                                  -------------
NET ASSETS                                                        $ 163,842,426
                                                                  =============

CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $142,779,799)                  8,606,435
Net asset value per share                                         $       16.59
Offering price per share $16.59/(1-5.75%)                         $       17.60

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $10,149,019)                     694,067
Net asset value and offering price per share                      $       14.62

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $10,913,608)                     746,298
Net asset value and offering price per share                      $       14.62

                            STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 2005
                                  (UNAUDITED)

INVESTMENT INCOME
Dividends                                                         $     658,741
Interest                                                                 22,671
Foreign taxes withheld                                                  (25,219)
                                                                  -------------
      Total investment income                                           656,193
                                                                  -------------

EXPENSES
Investment advisory fee                                                 699,288
Service fee, Class A                                                    183,721
Distribution and service fees, Class B                                   52,313
Distribution and service fees, Class C                                   55,919
Financial agent fee                                                      61,193
Transfer agent                                                          172,830
Printing                                                                 21,943
Professional                                                             18,206
Registration                                                             18,152
Trustees                                                                 14,809
Custodian                                                                13,561
Miscellaneous                                                            16,129
                                                                  -------------
      Total expenses                                                  1,328,064
      Less expenses reimbursed by financial agent                        (4,282)
                                                                  -------------
      Net expenses                                                    1,323,782
                                                                  -------------
NET INVESTMENT LOSS                                                    (667,589)
                                                                  -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments                                     16,282,913
Net change in unrealized appreciation (depreciation) on
   investments                                                      (16,116,628)
                                                                  -------------
NET GAIN ON INVESTMENTS                                                 166,285
                                                                  -------------

NET DECREASE IN NET ASSETS RESULTING FROM
   OPERATIONS                                                     $    (501,304)
                                                                  =============

                        See Notes to Financial Statements

Phoenix All-Cap Growth Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                  Six Months
                                                                                    Ended
                                                                                June 30, 2005       Year Ended
                                                                                 (Unaudited)     December 31, 2004
                                                                                -------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                                                 $    (667,589)      $    (867,661)
   Net realized gain (loss)                                                        16,282,913          30,352,006
   Net change in unrealized appreciation (depreciation)                           (16,116,628)        (12,416,095)
                                                                                -------------       -------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                       (501,304)         17,068,250
                                                                                -------------       -------------

FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (245,505 and 573,184 shares, respectively)         3,942,665           8,882,376
   Cost of shares repurchased (1,843,941 and 2,680,867 shares, respectively)      (29,337,123)        (41,417,740)
                                                                                -------------       -------------
Total                                                                             (25,394,458)        (32,535,364)
                                                                                -------------       -------------

CLASS B
   Proceeds from sales of shares (51,805 and 82,569 shares, respectively)             745,322           1,153,772
   Cost of shares repurchased (200,876 and 400,830 shares, respectively)           (2,804,807)         (5,484,772)
                                                                                -------------       -------------
Total                                                                              (2,059,485)         (4,331,000)
                                                                                -------------       -------------

CLASS C
   Proceeds from sales of shares (10,217 and 153,443 shares, respectively)            143,166           2,154,186
   Cost of shares repurchased (142,137 and 370,652 shares, respectively)           (1,989,060)         (5,059,901)
                                                                                -------------       -------------
Total                                                                              (1,845,894)         (2,905,715)
                                                                                -------------       -------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                      (29,299,837)        (39,772,079)
                                                                                -------------       -------------
   NET INCREASE (DECREASE) IN NET ASSETS                                          (29,801,141)        (22,703,829)

NET ASSETS
   Beginning of period                                                            193,643,567         216,347,396
                                                                                -------------       -------------
   END OF PERIOD [INCLUDING ACCUMULATED NET INVESTMENT LOSS AND UNDISTRIBUTED
      NET INVESTMENT INCOME OF ($667,589) AND $0, RESPECTIVELY]                 $ 163,842,426       $ 193,643,567
                                                                                =============       =============

                       See Notes to Financial Statements

Phoenix All-Cap Growth Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                   CLASS A
                                             ------------------------------------------------------------------------------------
                                              SIX MONTHS
                                                 ENDED                              YEAR ENDED DECEMBER 31,
                                             JUNE 30, 2005    -------------------------------------------------------------------
                                              (UNAUDITED)         2004          2003         2002           2001         2000
Net asset value, beginning of period          $     16.51     $     15.10   $     10.74   $     14.19   $     20.69   $     33.24
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                  (0.05)          (0.05)        (0.11)        (0.10)        (0.10)        (0.27)
   Net realized and unrealized gain (loss)           0.13            1.46          4.47         (3.35)        (6.34)        (9.00)
                                              -----------     -----------   -----------   -----------   -----------   -----------
      TOTAL FROM INVESTMENT OPERATIONS               0.08            1.41          4.36         (3.45)        (6.44)        (9.27)
                                              -----------     -----------   -----------   -----------   -----------   -----------
LESS DISTRIBUTIONS
   Distributions from net realized gains               --              --            --            --         (0.06)        (3.28)
                                              -----------     -----------   -----------   -----------   -----------   -----------
      TOTAL DISTRIBUTIONS                              --              --            --            --         (0.06)        (3.28)
                                              -----------     -----------   -----------   -----------   -----------   -----------
Change in net asset value                            0.08            1.41          4.36         (3.45)        (6.50)       (12.55)
                                              -----------     -----------   -----------   -----------   -----------   -----------
NET ASSET VALUE, END OF PERIOD                $     16.59     $     16.51   $     15.10   $     10.74   $     14.19   $     20.69
                                              ===========     ===========   ===========   ===========   ===========   ===========
Total return(2)                                      0.48%(4)        9.34%        40.60%       (24.31)%      (31.12)%      (27.50)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)         $   142,780     $   168,498   $   185,964   $   147,074   $   241,736   $   430,884
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                1.47%(3)        1.43%         1.48%         1.47%         1.40%         1.32%
   Net investment income (loss)                     (0.70)%(3)      (0.32)%       (0.87)%       (0.80)%       (0.64)%       (0.86)%
Portfolio turnover                                     43%(4)          47%           42%           84%           53%           59%

(1) Computed using average shares outstanding.

(2) Sales charges are not reflected in the total return calculation.

(3) Annualized.

(4) Not annualized.

                        See Notes to Financial Statements

Phoenix All-Cap Growth Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                   CLASS B
                                             ------------------------------------------------------------------------------------
                                              SIX MONTHS
                                                 ENDED                              YEAR ENDED DECEMBER 31,
                                             JUNE 30, 2005    -------------------------------------------------------------------
                                              (UNAUDITED)         2004          2003         2002           2001         2000
Net asset value, beginning of period          $     14.61     $     13.46   $      9.64   $     12.84   $     18.87   $     30.97
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                  (0.10)          (0.15)        (0.18)        (0.17)        (0.20)        (0.47)
   Net realized and unrealized gain (loss)           0.11            1.30          4.00         (3.03)        (5.77)        (8.35)
                                              -----------     -----------   -----------   -----------   -----------   -----------
      TOTAL FROM INVESTMENT OPERATIONS               0.01            1.15          3.82         (3.20)        (5.97)        (8.82)
                                              -----------     -----------   -----------   -----------   -----------   -----------
LESS DISTRIBUTIONS
   Distributions from net realized gains               --              --            --            --         (0.06)        (3.28)
                                              -----------     -----------   -----------   -----------   -----------   -----------
      TOTAL DISTRIBUTIONS                              --              --            --            --         (0.06)        (3.28)
                                              -----------     -----------   -----------   -----------   -----------   -----------
Change in net asset value                            0.01            1.15          3.82         (3.20)        (6.03)       (12.10)
                                              -----------     -----------   -----------   -----------   -----------   -----------
NET ASSET VALUE, END OF PERIOD                $     14.62     $     14.61   $     13.46   $      9.64   $     12.84   $     18.87
                                              ===========     ===========   ===========   ===========   ===========   ===========
Total return(2)                                      0.07%(4)        8.54%        39.63%       (24.92)%      (31.63)%      (28.07)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)         $    10,149     $    12,316   $    15,635   $    15,407   $    31,767   $    66,488
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                2.22%(3)        2.18%         2.23%         2.22%         2.15%         2.07%
   Net investment income (loss)                     (1.45)%(3)      (1.10)%       (1.62)%       (1.55)%       (1.39)%       (1.61)%
Portfolio turnover                                     43%(4)          47%           42%           84%           53%           59%

                                                                                   CLASS C
                                             ------------------------------------------------------------------------------------
                                              SIX MONTHS
                                                 ENDED                              YEAR ENDED DECEMBER 31,
                                             JUNE 30, 2005    -------------------------------------------------------------------
                                              (UNAUDITED)         2004          2003         2002           2001         2000
Net asset value, beginning of period          $     14.61     $     13.46   $      9.64   $     12.84   $     18.87   $     30.97
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                  (0.10)          (0.15)        (0.19)        (0.17)        (0.20)        (0.47)
   Net realized and unrealized gain (loss)           0.11            1.30          4.01         (3.03)        (5.77)        (8.35)
                                              -----------     -----------   -----------   -----------   -----------   -----------
      TOTAL FROM INVESTMENT OPERATIONS               0.01            1.15          3.82         (3.20)        (5.97)        (8.82)
                                              -----------     -----------   -----------   -----------   -----------   -----------
LESS DISTRIBUTIONS
   Distributions from net realized gains               --              --            --            --         (0.06)        (3.28)
                                              -----------     -----------   -----------   -----------   -----------   -----------
      TOTAL DISTRIBUTIONS                              --              --            --            --         (0.06)        (3.28)
                                              -----------     -----------   -----------   -----------   -----------   -----------
Change in net asset value                            0.01            1.15          3.82         (3.20)        (6.03)       (12.10)
                                              -----------     -----------   -----------   -----------   -----------   -----------
NET ASSET VALUE, END OF PERIOD                $     14.62     $     14.61   $     13.46   $      9.64   $     12.84   $     18.87
                                              ===========     ===========   ===========   ===========   ===========   ===========
Total return(2)                                      0.07%(4)        8.54%        39.63%       (24.92)%      (31.63)%      (28.07)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)         $    10,914     $    12,830   $    14,748   $    12,525   $    22,971   $    41,889

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                2.22%(3)        2.18%         2.23%         2.22%         2.15%         2.07%
   Net investment income (loss)                     (1.45)%(3)      (1.09)%       (1.62)%       (1.55)%       (1.39)%       (1.61)%
Portfolio turnover                                     43%(4)          47%           42%           84%           53%           59%

(1) Computed using average shares outstanding.

(2) Sales charges are not reflected in the total return calculation.

(3) Annualized.

(4) Not annualized.

                       See Notes to Financial Statements

PHOENIX BALANCED RETURN FUND

ABOUT YOUR FUND'S EXPENSES (UNAUDITED)

      We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Balanced Return Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

      The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

                                   Beginning           Ending      Expenses Paid
Balanced Return Fund             Account Value     Account Value      During
      Class A                  December 31, 2004   June 30, 2005      Period*
-----------------------        -----------------   -------------   -------------
Actual                             $ 1,000.00        $   978.00       $ 7.90
Hypothetical (5% return
   before expenses)                  1,000.00          1,016.70         8.09

* EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.61%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

                                   Beginning           Ending      Expenses Paid
Balanced Return Fund             Account Value     Account Value      During
      Class B                  December 31, 2004   June 30, 2005      Period*
-----------------------        -----------------   -------------   -------------
Actual                             $ 1,000.00        $   973.90      $ 11.55
Hypothetical (5% return
   before expenses)                  1,000.00          1,012.95        11.85

* EXPENSES ARE EQUAL TO THE FUND'S CLASS B ANNUALIZED EXPENSE RATIO OF 2.36%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

                                   Beginning           Ending      Expenses Paid
Balanced Return Fund             Account Value     Account Value      During
      Class C                  December 31, 2004   June 30, 2005      Period*
-----------------------        -----------------   -------------   -------------
Actual                             $ 1,000.00        $   974.00      $ 11.55
Hypothetical (5% return
   before expenses)                  1,000.00          1,012.95        11.84

* EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 2.36%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

  YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS, PLEASE REFER TO THE PROSPECTUS.

Phoenix Balanced Return Fund

SECTOR WEIGHTINGS (UNAUDITED)                                            6/30/05

As a percentage of total investments

                               [GRAPHIC OMITTED]

Domestic Common Stocks                    59%
Agency Mortgage-Backed Securities          9
Domestic Corporate Bonds                   8
Non-Agency Mortgage-Backed
Securities                                 6
U.S. Government Securities                 4
Municipal Bonds                            4
Foreign Government Securities              3
Other                                      7

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2005
                                   (UNAUDITED)

                                                        PAR
                                                       VALUE
                                                       (000)         VALUE
                                                     ---------   ------------
U.S. GOVERNMENT SECURITIES--4.3%
U.S. TREASURY BONDS--1.7%
U.S. Treasury Bond 9.25%, 2/15/16 ................   $     525   $    760,635
U.S. Treasury Bond 5.375%, 2/15/31 ...............         175        206,500
                                                                 ------------
                                                                      967,135
                                                                 ------------

U.S. TREASURY NOTES--2.6%
U.S. Treasury Note 6.50%, 8/15/05 ................       1,500      1,506,093
-----------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $2,326,486)                                        2,473,228
-----------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--8.8%
FNMA 4.50%, 4/1/19 ...............................         694        690,892
FNMA 4%, 7/1/19 ..................................         110        107,801
FNMA 5%, 6/1/20 ..................................         300        303,551
FNMA 5%, 6/1/20 ..................................         250        252,959
FNMA 5%, 8/1/34 ..................................         889        889,486
FNMA 5.50%, 9/1/34 ...............................       1,740      1,765,022
FNMA 6%, 5/1/35 .................................          899        922,017
FNMA 5%, 6/1/35 .................................           50         50,056
-----------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $4,957,399)                                        4,981,784
-----------------------------------------------------------------------------

MUNICIPAL BONDS--4.3%
CALIFORNIA--1.9%
Alameda Corridor Transportation Authority Revenue
Taxable Series D 6%, 10/1/11 (MBIA Insured) ......         500        544,600

                                                        PAR
                                                       VALUE
                                                       (000)         VALUE
                                                     ---------   ------------

CALIFORNIA--CONTINUED
San Luis Obispo County Pension Obligation Revenue
Taxable Series A 3.94%, 9/1/12 (MBIA Insured) ....   $     330   $    321,348

University of California Revenue Series F
4.375%, 5/15/30 (FSA Insured)(h)..................         200        197,452
                                                                 ------------
                                                                    1,063,400
                                                                 ------------

MISSISSIPPI--0.6%
Mississippi Development Bank Jackson County
Special Obligation Revenue Taxable Series A 5%,
6/1/11 (FSA Insured) .............................         340        351,383

NEW JERSEY--0.6%
New Jersey Educational Facilities Authority
Revenue Princeton University Series B
4.25%, 7/1/35 ....................................         200        193,090

New Jersey Turnpike Authority Taxable Series B
4.252%, 1/1/16 (AMBAC Insured) ...................         155        153,602
                                                                 ------------
                                                                      346,692
                                                                 ------------

NEW YORK--0.8%
Buffalo General Obligation Taxable Series A
4.71%, 2/1/13 (AMBAC Insured) ....................         420        427,211

WISCONSIN--0.4%
Wauwatosa Redevelopment Authority Economic
Improvements Revenue Taxable 5.20%, 12/1/14
(MBIA Insured) ...................................         225        233,226
-----------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $2,396,018)                                        2,421,912
-----------------------------------------------------------------------------

                        See Notes to Financial Statements

Phoenix Balanced Return Fund

                                                        PAR
                                                       VALUE
                                                       (000)         VALUE
                                                     ---------   ------------
ASSET-BACKED SECURITIES--1.8%
Capital One Master Trust 01-5 A 5.30%, 6/15/09 ...   $     291   $    295,238
Carmax Auto Owner Trust 03-1, A4 2.16%,
11/15/09 .........................................         257        251,071

Case New Holland Equipment Trust 03-A, A4B 2.57%,
9/15/09 ..........................................         250        244,866

GMAC Mortgage Corp. Loan Trust 05-HE2, A3 4.622%,
6/25/35(c) .......................................         100        100,125

M&I Auto Loan Trust 03-1 B 3.45%, 2/21/11 ........         155        153,754
-----------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $1,044,869)                                        1,045,054
-----------------------------------------------------------------------------

DOMESTIC CORPORATE BONDS--8.2%
AIRLINES--1.8%
Continental Airlines, Inc. 01-1, A2 6.503%,
12/15/12 .........................................         250        246,819
Continental Airlines, Inc. 98-1 A 6.648%,
3/15/19 ..........................................         249        245,355
Delta Air Lines, Inc. 02-1, G-1 6.718%, 7/2/24 ...         498        523,216
                                                                 ------------
                                                                    1,015,390
                                                                 ------------

AUTOMOBILE MANUFACTURERS--0.4%
American Honda Finance Corp. 144A 4.25%,
3/11/08(b) .......................................         175        175,706
DaimlerChrysler NA Holding Corp. 4.875%,
6/15/10 ..........................................          50         49,770
                                                                 ------------
                                                                      225,476
                                                                 ------------

BROADCASTING & CABLE TV--0.4%
Comcast Corp. 5.30%, 1/15/14 .....................         175        179,901
Echostar DBS Corp. 6.375%, 10/1/11 ...............          50         49,813
                                                                 ------------
                                                                      229,714
                                                                 ------------
CONSUMER FINANCE--0.7%
Ford Motor Credit Co. 7.25%, 10/25/11 ............         175        168,397
General Motors Acceptance Corp. 6.875%, 9/15/11 ..          55         50,770
HSBC Finance Corp. 6.75%, 5/15/11 ................         175        194,241
                                                                 ------------
                                                                      413,408
                                                                 ------------
DATA PROCESSING & OUTSOURCED SERVICES--0.3%
Computer Sciences Corp. 3.50%, 4/15/08(i) ........         175        170,961

DIVERSIFIED BANKS--0.1%
Bank of America Corp. 5.25%, 12/1/15 .............          60         62,925

ELECTRIC UTILITIES--0.9%
Entergy Gulf States 5.70%, 6/1/15 ................         125        127,883
Oncor Electric Delivery Co. 6.375%, 1/15/15 ......         175        193,979
PPL Capital Funding Trust I Series A 4.33%,
3/1/09 ...........................................         175        173,646
                                                                 ------------
                                                                      495,508
                                                                 ------------
ENVIRONMENTAL SERVICES--0.3%
Waste Management, Inc. 5%, 3/15/14 ...............         175        175,599

                                                        PAR
                                                       VALUE
                                                       (000)         VALUE
                                                     ---------   ------------

FOREST PRODUCTS--0.3%
Weyerhaeuser Co. 6.75%, 3/15/12 ..................   $     175   $    192,542

HEALTH CARE EQUIPMENT--0.2%
Fisher Scientific International, Inc. 6.75%,
8/15/14 ..........................................         125        131,250

HEALTH CARE FACILITIES--0.2%
HCA, Inc. 6.30%, 10/1/12 .........................         125        128,623

HOMEBUILDING--0.1%
Horton (D.R.), Inc. 5.25%, 2/15/15 ...............          35         34,060

HOTELS, RESORTS & CRUISE LINES--0.3%
Royal Caribbean Cruises Ltd. 8.75%, 2/2/11 .......         125        144,688

INTEGRATED OIL & GAS--0.3%
ChevronTexaco Capital Co. 3.375%, 2/15/08 ........         175        171,896

INTEGRATED TELECOMMUNICATION SERVICES--0.4%
Qwest Corp. 8.875%, 3/15/12 ......................          50         54,625
Sprint Capital Corp. 6.375%, 5/1/09 ..............         175        186,245
                                                                 ------------
                                                                      240,870
                                                                 ------------

INVESTMENT BANKING & BROKERAGE--0.1%
Credit Suisse First Boston USA, Inc. 5.125%,
1/15/14 ..........................................          30         31,019

MULTI-UTILITIES & UNREGULATED POWER--0.0%
Dominion Resources, Inc. 5%, 3/15/13 .............          25         25,182

OIL & GAS EXPLORATION & PRODUCTION--0.3%
Chesapeake Energy Corp. 144A 6.375%,
6/15/15(b) .......................................         125        128,750

Pemex Project Funding Master Trust (Mexico) 144A
5.75%, 12/15/15(b) ...............................          50         49,775
                                                                 ------------
                                                                      178,525
                                                                 ------------

OTHER DIVERSIFIED FINANCIAL SERVICES--0.3%
JPMorgan Chase & Co. 5.125%, 9/15/14(i) ..........         175        179,016

PACKAGED FOODS & MEATS--0.3%
Campbell Soup Co. 5%, 12/3/12 ....................         175        180,566

RESTAURANTS--0.2%
Yum! Brands, Inc. 7.65%, 5/15/08 .................         100        108,625

TOBACCO--0.1%
Reynolds (R.J.) Tobacco Holdings, Inc. 144A 7.30%,
7/15/15(b) .......................................          50         50,250

TRADING COMPANIES & DISTRIBUTORS--0.2%
Hughes Supply, Inc. 144A 5.50%, 10/15/14(b) ......         100        100,351
-----------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $4,628,492)                                        4,686,444
-----------------------------------------------------------------------------

                        See Notes to Financial Statements

Phoenix Balanced Return Fund

                                                        PAR
                                                       VALUE
                                                       (000)         VALUE
                                                     ---------   ------------
NON-AGENCY MORTGAGE-BACKED
SECURITIES--6.5%
Countrywide Home Loans Mortgage Pass-Through
Trust 04-12, 12A1 4.854%, 8/25/34(c) .............   $     214   $    214,413

Countrywide Home Loans Mortgage Pass-Through
Trust 04-13, 1A1 5.50%, 8/25/34 ..................         181        182,262

Crown Castle Towers LLC 05-1A, AFX 144A 4.643%,
6/15/35(b) .......................................         110        110,529

First Union-Lehman Brothers-Bank of America 98-C2,
A2 6.56%, 11/18/35 ...............................         249        262,157

GE Capital Commercial Mortgage Corp. 04-C3, A4
5.189%, 7/10/39(c) ..............................          350        365,205

Greenwich Capital Commercial Funding Corp. 04-GG1,
A7 5.317%, 6/10/36(c) ............................         500        527,237

GS Mortgage Securities Corp. II 05-GG4, AJ 4.782%,
7/10/39 ..........................................         220        221,862

JPMorgan Chase Commercial Mortgage Securities
Corp. 01-CIBC, A3 6.26%, 3/15/33 .................         300        327,228

LB-UBS Commercial Mortgage Trust 04-C4, A2
4.567%, 6/15/29(c) ...............................         250        252,801

PNC Mortgage Acceptance Corp. 00-C2, A2 7.30%,
10/12/33 .........................................         250        280,069

RAAC Series 05-SP1, 1A1 5%, 9/25/35 ..............         222        219,921

Wachovia Bank Commercial Mortgage Trust 04-C12, A4
5.411%, 7/15/41(c) ...............................         300        315,699

Washington Mutual, Inc. 05-AR3, A2 4.656%,
 3/25/35(c) ......................................         166        166,071

Wells Fargo Mortgage Backed Securities Trust 03,
1A11 4.717%, 1/25/34(c) ..........................         213        207,268

Wells Fargo Mortgage Backed Securities Trust
05-AR10, 2A16 4.111%, 6/25/35(c) .................          50         49,703
-----------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $3,675,544)                                        3,702,425
-----------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--2.5%

AUSTRALIA--0.4%
Commonwealth of Australia Series 1106 6.75%,
11/15/06 .........................................         318(f)     246,970

BRAZIL--0.3%
Federative Republic of Brazil 8%, 4/15/14 ........         158        162,133

                                                        PAR
                                                       VALUE
                                                       (000)         VALUE
                                                     ---------   ------------

MEXICO--0.6%
United Mexican States 5.875%, 1/15/14 ............   $     300   $    313,050

NEW ZEALAND--0.2%
Commonwealth of New Zealand Series 206
6.50%, 2/15/06 ...................................         202(g)     140,646

PHILIPPINES--0.1%
Republic of Philippines 8.375%, 2/15/11 ..........          75         78,000

RUSSIA--0.5%
Russian Federation 144A 8.25%, 3/31/10(b) ........         275        299,915

TURKEY-0.4%
Republic of Turkey 7.25%, 3/15/15 ................         200        207,000
-----------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $1,436,752)                                        1,447,714
-----------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(e)--2.0%
AUSTRALIA--0.3%
Westfield Capital Corp. 144A 4.375%, 11/15/10(b)           175        174,727

CANADA--0.2%
Rogers Wireless, Inc. 7.25%, 12/15/12 ............         125        135,625

CHILE--0.4%
Celulosa Arauco y Constitucion S.A. 144A 5.625%,
4/20/15(b) .......................................         200        204,222

GERMANY--0.4%
Deutsche Telekom International Finance BV 8.50%,
6/15/10 ..........................................         175        202,814

SOUTH KOREA--0.7%
Korea Development Bank 5.50%, 11/13/12 ...........         400        420,588
-----------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $1,121,028)                                        1,137,976
-----------------------------------------------------------------------------

                                                      SHARES
                                                      ------
DOMESTIC COMMON STOCKS--58.6%

ADVERTISING-1.5%
Harte-Hanks, Inc. ................................      18,700        555,951
Omnicom Group, Inc. ..............................       4,000        319,440
                                                                 ------------
                                                                      875,391
                                                                 ------------

AEROSPACE & DEFENSE--1.4%
United Technologies Corp. ........................      15,100        775,385

AIR FREIGHT & COURIERS--0.7%
FedEx Corp. ......................................       4,700        380,747

                        See Notes to Financial Statements

Phoenix Balanced Return Fund

                                                       SHARES       VALUE
                                                     ---------   ------------

ASSET MANAGEMENT & CUSTODY BANKS--1.6%
Bank of New York Co., Inc. (The) .................      12,800   $    368,384
Mellon Financial Corp. ...........................      18,900        542,241
                                                                 ------------
                                                                      910,625
                                                                 ------------

BROADCASTING & CABLE TV--1.2%
Comcast Corp. Class A(d) .........................      22,400        687,680

CASINOS & GAMING--0.9%
Harrah's Entertainment, Inc. .....................       6,744        486,040

COMMUNICATIONS EQUIPMENT--0.8%
Cisco Systems, Inc.(d) ...........................      24,800        473,928

COMPUTER HARDWARE--0.9%
Dell, Inc.(d) ....................................      12,300        485,973

CONSTRUCTION & ENGINEERING--1.8%
Jacobs Engineering Group, Inc.(d) ................      17,900      1,007,054

DATA PROCESSING & OUTSOURCED SERVICES--2.4%
Affiliated Computer Services, Inc. Class A(d) ....      13,900        710,290
Computer Sciences Corp.(d) . .....................      15,500        677,350
                                                                 ------------
                                                                    1,387,640
                                                                 ------------

DIVERSIFIED BANKS--5.1%
Bank of America Corp. ............................      25,000      1,140,250
Wachovia Corp. ...................................      15,900        788,640
Wells Fargo & Co. ................................      16,300      1,003,754
                                                                 ------------
                                                                    2,932,644
                                                                 ------------

DIVERSIFIED CHEMICALS--0.8%
Du Pont (E.I.) de Nemours & Co. ..................      10,600        455,906

DRUG RETAIL--1.5%
CVS Corp. ........................................      30,400        883,728

ELECTRIC UTILITIES--2.6%
DTE Energy Co. ...................................       8,700        406,899
Entergy Corp. ....................................       6,200        468,410
PG&E Corp. .......................................      16,800        630,672
                                                                 ------------
                                                                    1,505,981
                                                                 ------------

ELECTRICAL COMPONENTS & EQUIPMENT--0.7%
Emerson Electric Co. .............................       6,000        375,780

FOOTWEAR--0.6%
NIKE, Inc. Class B ...............................       3,700        320,420

HEALTH CARE EQUIPMENT--1.4%
Fisher Scientific International, Inc.(d) .........      12,600        817,740

                                                         SHARES      VALUE
                                                         ------      -----
HEALTH CARE FACILITIES--1.6%
HCA, Inc. ........................................      12,500   $    708,375
Manor Care, Inc. .................................       5,500        218,515
                                                                 ------------
                                                                      926,890
                                                                 ------------

HEALTH CARE SERVICES--1.3%
Express Scripts, Inc.(d) .........................      15,100        754,698

HEALTH CARE SUPPLIES--1.2%
DENTSPLY International, Inc. .....................      12,400        669,600

HOUSEHOLD PRODUCTS--2.4%
Colgate-Palmolive Co. . ..........................       8,100        404,271
Procter & Gamble Co. (The) .......................      18,200        960,050
                                                                 ------------
                                                                    1,364,321
                                                                 ------------

HUMAN RESOURCES & EMPLOYMENT SERVICES--1.5%
Manpower, Inc. ...................................      15,100        600,678
Robert Half International, Inc. ..................      10,700        267,179
                                                                 ------------
                                                                      867,857
                                                                 ------------

INDUSTRIAL CONGLOMERATES--3.1%
General Electric Co. .............................      50,300      1,742,895

INTEGRATED OIL & GAS--1.7%
Exxon Mobil Corp. ................................      16,500        948,255

INTEGRATED TELECOMMUNICATION SERVICES--1.5%
SBC Communications, Inc. .........................      15,800        375,250
Verizon Communications, Inc. .....................      13,400        462,970
                                                                 ------------
                                                                      838,220
                                                                 ------------

INTERNET SOFTWARE & SERVICES--1.2%
WebEx Communications, Inc.(d) ....................      26,800        707,788

INVESTMENT BANKING & BROKERAGE--0.9%
Merrill Lynch & Co., Inc. ........................       8,900        489,589

MANAGED HEALTH CARE--1.7%
WellPoint, Inc.(d) ...............................      14,100        981,924

MOVIES & ENTERTAINMENT--1.8%
Time Warner, Inc.(d) .............................      19,800        330,858
Walt Disney Co. (The) ............................      28,100        707,558
                                                                 ------------
                                                                    1,038,416
                                                                 ------------

MULTI-UTILITIES & UNREGULATED POWER--0.4%
Dominion Resources, Inc. .........................       3,300        242,187

OIL & GAS DRILLING--0.7%
Patterson-UTI Energy, Inc. .......................       14,200       395,186

                        See Notes to Financial Statements

Phoenix Balanced Return Fund

                                                       SHARES       VALUE
                                                     ---------   ------------
OIL & GAS EXPLORATION & PRODUCTION--0.7%
Anadarko Petroleum Corp. .........................       4,700   $    386,105

OTHER DIVERSIFIED FINANCIAL SERVICES--2.1%
Citigroup, Inc. ..................................       8,500        392,955
JPMorgan Chase & Co. .............................      23,500        830,020
                                                                 ------------
                                                                    1,222,975
                                                                 ------------

PACKAGED FOODS & MEATS--1.4%
Dean Foods Co.(d) ................................       5,800        204,392
Heinz (H.J.) Co. .................................      10,600        375,452
Kellogg Co. ......................................       4,300        191,092
TreeHouse Foods, Inc.(d) .........................       1,160         33,072
                                                                 ------------
                                                                      804,008
                                                                 ------------

PHARMACEUTICALS--1.6%
Johnson & Johnson ................................       6,500        422,500
Pfizer, Inc. .....................................      17,000        468,860
                                                                 ------------
                                                                      891,360
                                                                 ------------

RAILROADS--0.9%
Norfolk Southern Corp. ...........................      15,800        489,168

REITS--0.3%
Friedman, Billings, Ramsey Group, Inc. Class A ...      11,200        160,160


RESTAURANTS--0.7%
Yum! Brands, Inc. ................................       7,800        406,224

SOFT DRINKS--1.3%
Coca-Cola Co. (The) ..............................      18,200        759,850

SYSTEMS SOFTWARE--1.6%
Microsoft Corp. ..................................      37,900        941,436

WIRELESS TELECOMMUNICATION SERVICES--1.1%
Nextel Communications, Inc. Class A(d) ...........      18,700        604,197
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $31,556,960)                                      33,395,971
-----------------------------------------------------------------------------

                                                       SHARES       VALUE
                                                       ------       -----
FOREIGN COMMON STOCKS(e)--1.5%

APPLICATION SOFTWARE--0.6%
Amdocs Ltd. (United States)(d) ...................      13,600   $    359,448

ELECTRONIC MANUFACTURING SERVICES--0.3%
Flextronics International Ltd. (Singapore)(d).....      13,000        171,730

INDUSTRIAL MACHINERY--0.6%
Ingersoll-Rand Co. Class A (United States)........       4,700        335,345
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $882,509)                                            866,523
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.5%
(IDENTIFIED COST $54,026,057)                                      56,159,031
-----------------------------------------------------------------------------

                                                        PAR
                                                       VALUE
                                                       (000)

SHORT-TERM INVESTMENTS--1.5%

COMMERCIAL PAPER--1.5%
UBS Finance Delaware LLC 3.37%, 7/1/05 ...........   $     830        830,000
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $830,000)                                            830,000
-----------------------------------------------------------------------------
TOTAL INVESTMENTS--100.0%
(IDENTIFIED COST $54,856,057)                                      56,989,031(a)
-----------------------------------------------------------------------------
Other assets and liabilities, net--0.0% ..........                     10,230
                                                                 ------------
NET ASSETS--100.0% ...............................               $ 56,999,261
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $2,565,470 and gross depreciation of $472,219 for federal income tax purposes. At June 30, 2005, the aggregate cost of securities for federal income tax purposes was $54,895,780.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, these securities amounted to a value of $1,294,225 or 2.3% of net assets.

(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

(d) Non-income producing.

(e) Foreign corporate bonds and foreign common stocks are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.

(f) Par value represents Australian Dollar.

(g) Par value represents New Zealand Dollar.

(h) This security has a delayed-delivery date.

(i) All or a portion segregated as collateral for a delayed-delivery security.

                        See Notes to Financial Statements

Phoenix Balanced Return Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 2005
                                   (UNAUDITED)
ASSETS
Investment securities at value
   (Identified cost $54,856,057)                                   $ 56,989,031
Cash                                                                      4,121
Receivables
   Investment securities sold                                           356,808
   Interest and dividends                                               274,344
   Fund shares sold                                                       3,422
Prepaid expenses                                                         29,071
                                                                   ------------
      Total assets                                                   57,656,797
                                                                   ------------
LIABILITIES
Payables
   Investment securities purchased                                      520,253
   Fund shares repurchased                                               10,218
   Investment advisory fee                                               37,381
   Transfer agent fee                                                    28,911
   Distribution and service fees                                         20,545
   Financial agent fee                                                    3,895
   Trustees' fee                                                            819
Accrued expenses                                                         35,514
                                                                   ------------
      Total liabilities                                                 657,536
                                                                   ------------
NET ASSETS                                                         $ 56,999,261
                                                                   ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                   $ 71,556,166
Undistrubuted net investment income                                     238,188
Accumulated net realized loss                                       (16,927,919)
Net unrealized appreciation                                           2,132,826
                                                                   ------------
NET ASSETS                                                         $ 56,999,261
                                                                   ============

CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $43,115,917)                   1,591,221
Net asset value per share                                          $      27.10
Offering price per share $27.10/(1-5.75%)                          $      28.75

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $8,362,483)                      315,620
Net asset value and offering price per share                       $      26.50

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $5,520,861)                      207,780
Net asset value and offering price per share                       $      26.57

                             STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 2005
                                   (UNAUDITED)

INVESTMENT INCOME
Interest                                                           $    577,739
Dividends                                                               202,625
                                                                   ------------
      Total investment income                                           780,364
                                                                   ------------

EXPENSES
Investment advisory fee                                                 235,598
Service fees, Class A                                                    56,297
Distribution and service fees, Class B                                   45,497
Distribution and service fees, Class C                                   30,460
Financial agent fee                                                      31,697
Transfer agent                                                           70,797
Professional                                                             18,544
Registration                                                             15,546
Trustees                                                                 10,527
Custodian                                                                 7,245
Printing                                                                  6,220
Miscellaneous                                                            15,212
                                                                   ------------
      Total expenses                                                    543,640
      Less expenses reimbursed by financial agent                        (1,464)
                                                                   ------------
      Net expenses                                                      542,176
                                                                   ------------
NET INVESTMENT INCOME                                                   238,188
                                                                   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain on investments                                     10,614,598
Net realized gain on foreign currency transactions                        4,522
Net change in unrealized appreciation (depreciation) on
   investments                                                      (12,498,144)
Net change in unrealized appreciation (depreciation) on
   foreign currency transactions and translation                           (148)
                                                                   ------------
NET LOSS ON INVESTMENTS                                              (1,879,172)
                                                                   ------------
NET DECREASE IN NET ASSETS RESULTING FROM
   OPERATIONS                                                      $ (1,640,984)
                                                                   ============

                        See Notes to Financial Statements

Phoenix Balanced Return Fund

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                              Six Months
                                                                                 Ended
                                                                             June 30, 2005      Year Ended
                                                                              (Unaudited)    December 31, 2004
                                                                             -------------   -----------------
FROM OPERATIONS
   Net investment income (loss)                                              $     238,188   $         700,128
   Net realized gain (loss)                                                     10,619,120           4,880,745
   Net change in unrealized appreciation (depreciation)                        (12,498,292)         (3,133,430)
                                                                             -------------   -----------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                  (1,640,984)          2,447,443
                                                                             -------------   -----------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                       --            (620,844)
   Net investment income, Class B                                                       --             (57,988)
   Net investment income, Class C                                                       --             (38,481)
                                                                             -------------   -----------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                            --            (717,313)
                                                                             -------------   -----------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (51,047 and 420,609 shares, respectively)       1,373,087          11,293,065
   Net asset value of shares issued from reinvestment of distributions
      (0 and 18,901 shares, respectively)                                               --             522,599
   Cost of shares repurchased (267,117 and 861,360 shares, respectively)        (7,186,280)        (23,261,816)
                                                                             -------------   -----------------
Total                                                                           (5,813,193)        (11,446,152)
                                                                             -------------   -----------------
CLASS B
   Proceeds from sales of shares (8,397 and 27,660 shares, respectively)           221,037             732,346
   Net asset value of shares issued from reinvestment of distributions
      (0 and 1,397 shares, respectively)                                                --              37,919
   Cost of shares repurchased (83,001 and 193,856 shares, respectively)         (2,183,078)         (5,108,571)
                                                                             -------------   -----------------
Total                                                                           (1,962,041)         (4,338,306)
                                                                             -------------   -----------------
CLASS C
   Proceeds from sales of shares (4,998 and 19,435 shares, respectively)           132,972             518,251
   Net asset value of shares issued from reinvestment of distributions
      (0 and 654 shares, respectively)                                                  --              17,797
   Cost of shares repurchased (62,819 and 65,068 shares, respectively)          (1,657,188)         (1,730,500)
                                                                             -------------   -----------------
Total                                                                           (1,524,216)         (1,194,452)
                                                                             -------------   -----------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                    (9,299,450)        (16,978,910)
                                                                             -------------   -----------------
   NET INCREASE (DECREASE) IN NET ASSETS                                       (10,940,434)        (15,248,780)

NET ASSETS
   Beginning of period                                                          67,939,695          83,188,475
                                                                             -------------   -----------------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME
      OF $238,188 AND $0, RESPECTIVELY]                                      $  56,999,261   $      67,939,695
                                                                             =============   =================

                      See Notes to Financial Statements

Phoenix Balanced Return Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                          CLASS A
                                        -----------------------------------------------------------------------------

                                         SIX MONTHS
                                            ENDED                         YEAR ENDED DECEMBER 31,
                                        JUNE 30, 2005   -------------------------------------------------------------
                                        (UNAUDITED)       2004        2003        2002        2001(3)         2000
Net asset value, beginning of period    $   27.71       $   27.01   $  22.81   $   27.50     $   31.91     $    38.80
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)               0.13(1)         0.36       0.25        0.31(1)       0.51(1)        0.66
  Net realized and unrealized gain          (0.74)           0.69       4.19       (4.65)        (4.38)         (3.52)
                                        ---------       ---------   --------   ---------     ---------     ----------
  TOTAL FROM INVESTMENT OPERATIONS          (0.61)           1.05       4.44       (4.34)        (3.87)         (2.86)
                                        ---------       ---------   --------   ---------     ---------     ----------
LESS DISTRIBUTIONS
  Dividends from net investment income         --           (0.35)     (0.24)      (0.35)        (0.54)         (0.58)
  Distributions from net realized gains        --              --         --          --            --          (3.45)
                                        ---------       ---------   --------   ---------     ---------     ----------
  TOTAL DISTRIBUTIONS                          --           (0.35)     (0.24)      (0.35)        (0.54)         (4.03)
                                        ---------       ---------   --------   ---------     ---------     ----------
Change in net asset value                   (0.61)           0.70       4.20       (4.69)        (4.41)         (6.89)
                                        ---------       ---------   --------   ---------     ---------     ----------
NET ASSET VALUE, END OF PERIOD          $   27.10       $   27.71   $  27.01   $   22.81     $   27.50     $    31.91
                                        =========       =========   ========   =========     =========     ==========
Total return(2)                             (2.20)%(5)       3.88%     19.49%     (15.78)%      (12.12)%        (7.11)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)   $  43,116       $  50,082   $ 60,208   $  61,780     $  96,054     $  121,272

RATIO TO AVERAGE NET ASSETS OF:
  Net operating expenses                     1.61%(4)        1.48%      1.50%       1.45%         1.30%          1.37%
  Gross operating expenses                   1.62%(4)        1.48%      1.50%       1.45%         1.30%          1.37%
  Net investment income                      0.98%(4)        1.12%      0.90%       1.24%         1.78%          1.71%
  Portfolio turnover                          102%(5)          34%        35%         45%           34%            50%

(1) Computed using average shares outstanding.

(2) Sales charges are not reflected in the total return calculation.

(3) As required, effective January 1, 2001, the Fund adopted the provision of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended December 31, 2001, was to decrease net investment income per share by $0.07, increase net realized and unrealized gains and losses per share by $0.07 and decrease the ratio of net investment income to average net assets from 2.01% to 1.78%. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.

(4) Annualized.

(5) Not annualized.

                        See Notes to Financial Statements

Phoenix Balanced Return Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                         CLASS B
                                         ------------------------------------------------------------------------
                                          SIX MONTHS
                                             ENDED                         YEAR ENDED DECEMBER 31,
                                         JUNE 30, 2005      -----------------------------------------------------
                                          (UNAUDITED)         2004      2003      2002        2001(3)     2000
Net asset value, beginning of period     $       27.20      $  26.52  $  22.39  $  26.97     $  31.28    $  38.13
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                    0.03(1)       0.08      0.02      0.12(1)      0.29(1)     0.34
  Net realized and unrealized gain               (0.73)         0.75      4.15     (4.55)       (4.30)      (3.40)
                                         -------------      --------  --------  --------     --------    --------
    TOTAL FROM INVESTMENT OPERATIONS             (0.70)         0.83      4.17     (4.43)       (4.01)      (3.06)
                                         -------------      --------  --------  --------     --------    --------
LESS DISTRIBUTIONS
  Dividends from net investment income              --         (0.15)    (0.04)    (0.15)       (0.30)      (0.34)
  Distributions from net realized gains             --            --        --        --           --       (3.45)
                                         -------------      --------  --------  --------     --------    --------
    TOTAL DISTRIBUTIONS                             --         (0.15)    (0.04)    (0.15)       (0.30)      (3.79)
                                         -------------      --------  --------  --------     --------    --------
Change in net asset value                        (0.70)         0.68      4.13     (4.58)       (4.31)      (6.85)
                                         -------------      --------  --------  --------     --------    --------
NET ASSET VALUE, END OF PERIOD           $      26.50       $  27.20  $  26.52  $  22.39     $  26.97    $  31.28
                                         =============      ========  ========  ========     ========    ========
Total return(2)                                  (2.61)%(5)     3.12%    18.62%   (16.43)%     (12.80)%     (7.76)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)    $       8,362      $ 10,613  $ 14,720  $ 15,773     $ 24,515    $ 33,960
RATIO TO AVERAGE NET ASSETS OF:
  Net operating expenses                          2.36%(4)      2.23%     2.25%     2.20%        2.05%       2.12%
  Gross operating expenses                        2.36%(4)      2.23%     2.25%     2.20%        2.05%       2.12%
  Net investment income                           0.23%(4)      0.34%     0.15%     0.49%        1.02%       0.98%
Portfolio turnover                                 102%(5)        34%       35%       45%          34%         50%

                                                                         CLASS C
                                         ------------------------------------------------------------------------
                                           SIX MONTHS
                                             ENDED                         YEAR ENDED DECEMBER 31,
                                         JUNE 30, 2005      -----------------------------------------------------
                                          (UNAUDITED)         2004      2003      2002        2001(3)      2000
Net asset value, beginning of period     $       27.28      $  26.59  $  22.46  $  27.03     $  31.34    $  38.21
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                    0.03(1)       0.10      0.02      0.12(1)      0.28(1)     0.34
  Net realized and unrealized gain (loss)        (0.74)         0.74      4.15     (4.55)       (4.29)      (3.41)
                                         -------------      --------  --------  --------     --------    --------
    TOTAL FROM INVESTMENT OPERATIONS             (0.71)         0.84      4.17     (4.43)       (4.01)      (3.07)
                                         -------------      --------  --------  --------     --------    --------
LESS DISTRIBUTIONS
  Dividends from net investment income              --         (0.15)    (0.04)    (0.14)       (0.30)      (0.35)
  Distributions from net realized gains             --            --        --        --           --       (3.45)
                                         -------------      --------  --------  --------     --------    --------
    TOTAL DISTRIBUTIONS                             --         (0.15)    (0.04)    (0.14)       (0.30)      (3.80)
                                         -------------      --------  --------  --------     --------    --------
Change in net asset value                        (0.71)         0.69      4.13     (4.57)       (4.31)      (6.87)
                                         -------------      --------  --------  --------     --------    --------
NET ASSET VALUE, END OF PERIOD           $       26.57      $  27.28  $  26.59  $  22.46     $  27.03    $  31.34
                                         =============      ========  ========  ========     ========    ========
Total return(2)                                  (2.60)%(5)     3.14%    18.56%   (16.41)%     (12.78)%     (7.79)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)    $       5,521      $  7,244  $  8,260  $  8,749     $ 15,480    $ 22,147
RATIO TO AVERAGE NET ASSETS OF:
  Net operating expenses                          2.36%(4)      2.23%     2.25%     2.20%        2.05%       2.12%
  Gross operating expenses                        2.36%(4)      2.23%     2.25%     2.20%        2.05%       2.12%
  Net investment income                           0.22%(4)      0.37%     0.15%     0.49%        1.00%       0.99%
Portfolio turnover                                 102%(5)        34%       35%       45%          34%         50%

(1) Computed using average shares outstanding.

(2) Sales charges are not reflected in the total return calculation.

(3) As required, effective January 1, 2001, the Fund adopted the provision of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended December 31, 2001, was to decrease net investment income by $0.07 and $0.08, increase net realized and unrealized gains and losses per share by $0.07 and $0.08 and decrease the ratio of net investment income to average net assets from 1.27% to 1.02% and 1.27% to 1.00% for Classes B and C, respectively. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.

(4) Annualized.

(5) Not annualized.

                      See Notes to Financial Statements

PHOENIX NIFTY FIFTY FUND

ABOUT YOUR FUND'S EXPENSES (UNAUDITED)

      We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Nifty Fifty Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

      The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

                              Beginning          Ending       Expenses Paid
   Nifty Fifty Fund         Account Value     Account Value      During
       Class A            December 31, 2004   June 30, 2005      Period*
-----------------------   -----------------   -------------   -------------
Actual                       $ 1,000.00         $  973.70       $ 8.05
Hypothetical (5% return
  before expenses)             1,000.00          1,016.54         8.25

* EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.64%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

                              Beginning          Ending       Expenses Paid
   Nifty Fifty Fund         Account Value     Account Value      During
       Class B            December 31, 2004   June 30, 2005      Period*
-----------------------   -----------------   -------------   -------------
Actual                       $ 1,000.00         $  970.10       $ 11.70
Hypothetical (5% return
before expenses)               1,000.00          1,012.77         12.02

* EXPENSES ARE EQUAL TO THE FUND'S CLASS B ANNUALIZED EXPENSE RATIO OF 2.39%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

                              Beginning          Ending       Expenses Paid
   Nifty Fifty Fund         Account Value     Account Value      During
       Class C            December 31, 2004   June 30, 2005      Period*
-----------------------   -----------------   -------------   -------------
Actual                       $ 1,000.00         $  970.70       $ 11.70
Hypothetical (5% return
before expenses)               1,000.00          1,012.78         12.02

* EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 2.39%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 366 TO REFLECT THE ONE-HALF YEAR PERIOD.

  YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS, PLEASE REFER TO THE PROSPECTUS.

Phoenix Nifty Fifty Fund

SECTOR WEIGHTINGS (UNAUDITED)                                            6/30/05

As a percentage of total investments

                                [GRAPHIC OMITTED]

Information Technology         35%
Health Care                    19
Consumer Discretionary         19
Consumer Staples               12
Financial                       8
Industrials                     7

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2005
                                   (UNAUDITED)

                                                      SHARES        VALUE
                                                     ---------   ------------
DOMESTIC COMMON STOCKS--93.2%

AIR FREIGHT & COURIERS--3.7%
FedEx Corp. ......................................      17,000   $  1,377,170
United Parcel Service, Inc. Class B ..............      20,000      1,383,200
                                                                 ------------
                                                                    2,760,370
                                                                 ------------

BIOTECHNOLOGY--7.2%
Amgen, Inc.(b) ...................................      26,000      1,571,960
Genentech, Inc.(b) ...............................      27,000      2,167,560
Gilead Sciences, Inc.(b) .........................      35,000      1,539,650
                                                                 ------------
                                                                    5,279,170
                                                                 ------------

BROADCASTING & CABLE TV--5.4%
Comcast Corp. Class A(b) .........................      49,000      1,504,300
EchoStar Communications Corp. Class A ............      40,000      1,206,000
Univision Communications, Inc. Class A(b) ........      45,000      1,239,750
                                                                 ------------
                                                                    3,950,050
                                                                 ------------

COMMUNICATIONS EQUIPMENT--4.5%
Cisco Systems, Inc.(b) ...........................     123,748      2,364,824
QUALCOMM, Inc. ...................................      28,000        924,280
                                                                 ------------
                                                                    3,289,104
                                                                 ------------

COMPUTER HARDWARE--4.9%
Apple Computer, Inc.(b) ..........................      20,000        736,200
Dell, Inc.(b) ....................................      72,000      2,844,720
                                                                 ------------
                                                                    3,580,920
                                                                 ------------

                                                       SHARES        VALUE
                                                     ---------   ------------
COMPUTER STORAGE & PERIPHERALS--3.0%
EMC Corp.(b) .....................................      54,400   $    745,824
Network Appliance, Inc.(b) .......................      51,000      1,441,770
                                                                 ------------
                                                                    2,187,594
                                                                 ------------

CONSUMER FINANCE--4.1%
American Express Co. .............................      23,000      1,224,290
SLM Corp. ........................................      35,000      1,778,000
                                                                 ------------
                                                                    3,002,290
                                                                 ------------

DATA PROCESSING & OUTSOURCED SERVICES--2.9%
First Data Corp. .................................      52,300      2,099,322

DRUG RETAIL--1.7%
Walgreen Co. .....................................      28,000      1,287,720

FOOD DISTRIBUTORS--2.0%
Sysco Corp. ......................................      41,000      1,483,790

FOOD RETAIL--1.4%
Whole Foods Market, Inc. .........................       9,000      1,064,700

GENERAL MERCHANDISE STORES--2.3%
Target Corp. .....................................      31,000      1,686,710

HEALTH CARE EQUIPMENT--6.3%
Kinetic Concepts, Inc.(b) ........................      26,000      1,560,000
Medtronic, Inc. ..................................      60,000      3,107,400
                                                                 ------------
                                                                    4,667,400
                                                                 ------------

HEALTH CARE SERVICES--2.3%
Medco Health Solutions, Inc.(b) ..................      32,000      1,707,520

                        See Notes to Financial Statements

Phoenix Nifty Fifty Fund
                                                      SHARES        VALUE
                                                     ---------   ------------
HOME IMPROVEMENT RETAIL--3.6%
Lowe's Cos., Inc. ................................      46,000   $  2,678,120

HOUSEHOLD PRODUCTS--2.0%
Procter & Gamble Co. (The) .......................      27,500      1,450,625

INDUSTRIAL CONGLOMERATES--2.9%
General Electric Co. .............................      62,000      2,148,300

INTERNET RETAIL--1.5%
eBay, Inc.(b) ....................................      34,200      1,128,942

INTERNET SOFTWARE & SERVICES--2.5%
Yahoo!, Inc.(b) ..................................      53,000      1,836,450

INVESTMENT BANKING & BROKERAGE--2.1%
Morgan Stanley ...................................      30,000      1,574,100

MOVIES & ENTERTAINMENT--2.1%
News Corp. Class B ...............................      91,000      1,534,260

OTHER DIVERSIFIED FINANCIAL SERVICES--2.1%
Citigroup, Inc. ..................................      33,000      1,525,590

PERSONAL PRODUCTS--2.9%
Avon Products, Inc. ..............................      57,000      2,157,450

PHARMACEUTICALS--2.1%
Pfizer, Inc. .....................................      56,600      1,561,028

RESTAURANTS--1.9%
Starbucks Corp.(b) ...............................      27,300      1,410,318

SEMICONDUCTOR EQUIPMENT--1.1%
KLA-Tencor Corp. .................................      18,000        786,600

SEMICONDUCTORS--6.0%
Intel Corp. ......................................     135,000      3,518,100
Texas Instruments, Inc. ..........................      33,000        926,310
                                                                 ------------
                                                                    4,444,410
                                                                 ------------

SOFT DRINKS--2.4%
PepsiCo, Inc. ....................................      32,500      1,752,726

                                                      SHARES        VALUE
                                                     ---------   ------------
SPECIALTY STORES--2.0%
Staples, Inc. ....................................      69,500   $  1,481,740

SYSTEMS SOFTWARE--4.3%
Adobe Systems, Inc. ..............................      26,000        744,120
Microsoft Corp. ..................................      99,000      2,459,160
                                                                 ------------
                                                                    3,203,280
                                                                 ------------

-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $53,297,773)                                      68,720,599
-----------------------------------------------------------------------------


FOREIGN COMMON STOCKS(c)--6.8%

APPLICATION SOFTWARE--3.0%
SAP AG Sponsored ADR (Germany) ...................      52,000      2,251,600

PHARMACEUTICALS--1.2%
Teva Pharmaceutical Industries Ltd. Sponsored ADR
(United States) ..................................      28,000        871,920

SEMICONDUCTORS--2.6%
Taiwan Semiconductor Manufacturing Co. Ltd.
Sponsored ADR (Taiwan) ...........................     210,398      1,918,828
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $4,344,144)                                        5,042,348
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--100.0%
(IDENTIFIED COST $57,641,917)                                      73,762,947(a)

Other assets and liabilities, net--0.0%                                18,537
                                                                 ------------
NET ASSETS--100.0%                                               $ 73,781,484
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $18,125,718 and gross depreciation of $2,004,688 for federal income tax purposes. At June 30, 2005, the aggregate cost of securities for federal income tax purposes was $57,641,917.

(b) Non-income producing.

(c) Foreign common stocks are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.

                        See Notes to Financial Statements

Phoenix Nifty Fifty Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 2005
                                   (UNAUDITED)

ASSETS
Investment securities at value
  (Identified cost $57,641,917)                                  $  73,762,947
Cash                                                                   931,846
Receivables
   Investment securities sold                                        1,491,527
   Dividends and interest                                               93,448
   Fund shares sold                                                     14,842
   Tax reclaims                                                          1,249
Prepaid expenses                                                        22,922
                                                                 -------------
      Total assets                                                  76,318,781
                                                                 -------------

LIABILITIES
Payables
   Fund shares repurchased                                           2,338,442
   Transfer agent fee                                                   56,766
   Investment advisory fee                                              55,722
   Distribution and service fees                                        26,973
   Financial agent fee                                                  12,673
   Trustees' fee                                                           819
Accrued expenses                                                        45,902
                                                                 -------------
      Total liabilities                                              2,537,297
                                                                 -------------
NET ASSETS                                                       $  73,781,484
                                                                 =============

NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                 $ 139,714,044
Accumulated net investment loss                                       (333,131)
Accumulated net realized loss                                      (81,720,459)
Net unrealized appreciation                                         16,121,030
                                                                 -------------
NET ASSETS                                                       $  73,781,484
                                                                 =============

CLASS A
Shares of beneficial interest outstanding, no par
  value, unlimited authorization (Net Assets
  $56,715,150)                                                       3,197,773
Net asset value per share                                        $       17.74
Offering price per share $17.74/(1-5.75%)                        $       18.82

CLASS B
Shares of beneficial interest outstanding, no par
  value, unlimited authorization (Net Assets
  $8,871,109)                                                          558,537
Net asset value and offering price per share                     $       15.88

CLASS C
Shares of beneficial interest outstanding, no par
  value, unlimited authorization (Net Assets
  $8,195,225)                                                          515,959
Net asset value and offering price per share                     $       15.88

                             STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 2005
                                   (UNAUDITED)

INVESTMENT INCOME
Dividends                                                        $     402,054
Interest                                                                16,261
Foreign taxes witheld                                                  (18,688)
                                                                 -------------
      Total investment income                                          399,627
                                                                 -------------

EXPENSES
Investment advisory fee                                                347,740
Service fees, Class A                                                   77,888
Distribution and service fees, Class B                                  48,344
Distribution and service fees, Class C                                  43,785
Financial agent fee                                                     37,303
Transfer agent                                                         138,894
Professional                                                            18,207
Printing                                                                16,977
Registration                                                            16,328
Trustees                                                                10,527
Custodian                                                                7,071
Miscellaneous                                                           16,422
                                                                 -------------
      Total expenses                                                   779,486
      Less expenses reimbursed by financial agent                      (46,728)
                                                                 -------------
      Net expenses                                                     732,758
                                                                 -------------
NET INVESTMENT LOSS                                                   (333,131)
                                                                 -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments                                     7,186,708
Net change in unrealized appreciation (depreciation) on
  investments                                                       (9,524,821)
                                                                 -------------
NET LOSS ON INVESTMENTS                                             (2,338,113)
                                                                 -------------
NET DECREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                     $  (2,671,244)
                                                                 =============

                        See Notes to Financial Statements

Phoenix Nifty Fifty Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                Six Months
                                                                                   Ended
                                                                               June 30, 2005       Year Ended
                                                                                (Unaudited)     December 31, 2004
                                                                               -------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                                                 $   (333,131)   $        (593,823)
   Net realized gain (loss)                                                        7,186,708            9,494,491
   Net change in unrealized appreciation (depreciation)                           (9,524,821)          (4,333,030)
                                                                                ------------    -----------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                    (2,671,244)           4,567,638
                                                                                ------------    -----------------

FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (170,144 and 385,076 shares, respectively)        2,976,942            6,725,494
   Cost of shares repurchased (860,282 and 1,477,673 shares, respectively)       (15,109,787)         (25,741,759)
                                                                                ------------    -----------------
Total                                                                            (12,132,845)         (19,016,265)
                                                                                ------------    -----------------

CLASS B
   Proceeds from sales of shares (10,560 and 39,430 shares, respectively)            166,657              619,845
   Cost of shares repurchased (156,685 and 403,329 shares, respectively)          (2,455,224)          (6,318,616)
                                                                                ------------    -----------------
Total                                                                             (2,288,567)          (5,698,771)
                                                                                ------------    -----------------

CLASS C
   Proceeds from sales of shares (13,738 and 60,333 shares, respectively)            214,482              955,605
   Cost of shares repurchased (107,626 and 207,935 shares, respectively)          (1,692,634)          (3,273,370)
                                                                                ------------    -----------------
Total                                                                             (1,478,152)          (2,317,765)
                                                                                ------------    -----------------

   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                     (15,899,564)         (27,032,801)
                                                                                ------------    -----------------
   NET INCREASE (DECREASE) IN NET ASSETS                                         (18,570,808)         (22,465,163)

NET ASSETS
   Beginning of period                                                            92,352,292          114,817,455
                                                                                ------------    -----------------
   END OF PERIOD [INCLUDING ACCUMULATED NET INVESTMENT LOSS AND
     UNDISTRIBUTED NET INVESTMENT INCOME OF ($333,131) AND $0, RESPECTIVELY]    $ 73,781,484    $      92,352,292
                                                                                ============    =================

                        See Notes to Financial Statements

Phoenix Nifty Fifty Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                    CLASS A
                                              ----------------------------------------------------------------------------------
                                               SIX MONTHS
                                                  ENDED                             YEAR ENDED DECEMBER 31,
                                              JUNE 30, 2005   ------------------------------------------------------------------
                                               (UNAUDITED)     2004          2003           2002          2001           2000
Net asset value, beginning of period          $    18.22      $ 17.31      $   13.17      $  19.47      $   31.10      $   46.16
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                 (0.06)       (0.07)         (0.14)        (0.15)         (0.23)         (0.44)
   Net realized and unrealized gain (loss)         (0.42)        0.98           4.28         (6.15)        (11.27)         (8.64)
                                              ----------      -------      ---------      --------      ---------      ---------
      TOTAL FROM INVESTMENT OPERATIONS             (0.48)        0.91           4.14         (6.30)        (11.50)         (9.08)
                                              ----------      -------      ---------      --------      ---------      ---------

LESS DISTRIBUTIONS
   Distributions from net realized gains              --           --             --            --          (0.13)         (5.98)
                                              ----------      -------      ---------      --------      ---------      ---------
      TOTAL DISTRIBUTIONS                             --           --             --            --          (0.13)         (5.98)
                                              ----------      -------      ---------      --------      ---------      ---------
Change in net asset value                          (0.48)        0.91           4.14         (6.30)        (11.63)        (15.06)
                                              ----------      -------      ---------      --------      ---------      ---------
NET ASSET VALUE, END OF PERIOD                $    17.74      $ 18.22      $   17.31      $  13.17      $   19.47      $   31.10
                                              ==========      =======      =========      ========      =========      =========

Total return(2)                                    (2.63)%(4)    5.26%         31.44%       (32.36)%       (36.97)%       (18.75)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)         $   56,715      $70,827      $  86,195      $ 74,605      $ 136,618      $ 258,962

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                           1.64%(3)     1.60%          1.59%         1.56%          1.47%          1.40%
   Gross operating expenses                         1.76%(3)     1.66%          1.69%         1.64%          1.47%          1.40%
   Net investment income (loss)                    (0.65)%(3)   (0.40)%        (0.90)%       (0.94)%        (1.00)%        (0.98)%
Portfolio turnover                                    31%(4)       53%            51%           66%            40%            88%

(1)   Computed using average shares outstanding.

(2)   Sales charges are not reflected in the total return calculation.

(3)   Annualized.

(4)   Not annualized.

                       See Notes to Financial Statements

Phoenix Nifty Fifty Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                    CLASS B
                                              ----------------------------------------------------------------------------------
                                               SIX MONTHS
                                                  ENDED                             YEAR ENDED DECEMBER 31,
                                              JUNE 30, 2005   ------------------------------------------------------------------
                                               (UNAUDITED)      2004         2003           2002           2001          2000
Net asset value, beginning of period          $   16.37       $ 15.67      $   12.02      $  17.90      $   28.83      $   43.68
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                (0.11)        (0.19)         (0.22)        (0.25)         (0.37)         (0.74)
   Net realized and unrealized gain (loss)        (0.38)         0.89           3.87         (5.63)        (10.43)         (8.13)
                                              ---------       -------      ---------      --------      ---------      ---------
      TOTAL FROM INVESTMENT OPERATIONS            (0.49)         0.70           3.65         (5.88)        (10.80)         (8.87)
                                              ---------       -------      ---------      --------      ---------      ---------

LESS DISTRIBUTIONS
   Distributions from net realized gains             --            --             --            --          (0.13)         (5.98)
                                              ---------       -------      ---------      --------      ---------      ---------
      TOTAL DISTRIBUTIONS                            --            --             --            --          (0.13)         (5.98)
                                              ---------       -------      ---------      --------      ---------      ---------
Change in net asset value                         (0.49)         0.70           3.65         (5.88)        (10.93)        (14.85)
                                              ---------       -------      ---------      --------      ---------      ---------
NET ASSET VALUE, END OF PERIOD                $   15.88       $ 16.37      $   15.67      $  12.02      $   17.90      $   28.83
                                              =========       =======      =========      ========      =========      =========
Total return(2)                                   (2.99)%(4)     4.47%         30.37%       (32.85)%       (37.45)%       (19.34)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)         $   8,871       $11,539      $  16,749      $ 19,848      $  46,586      $ 104,964

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                          2.39%(3)      2.35%          2.34%         2.31%          2.22%          2.15%
   Gross operating expenses                        2.51%(3)      2.41%          2.44%         2.39%          2.22%          2.15%
   Net investment income (loss)                   (1.40)%(3)    (1.19)%        (1.66)%       (1.70)%        (1.75)%        (1.73)%
Portfolio turnover                                   31%(4)        53%            51%           66%            40%            88%

                                                                                    CLASS C
                                              ----------------------------------------------------------------------------------
                                               SIX MONTHS
                                                  ENDED                             YEAR ENDED DECEMBER 31,
                                              JUNE 30, 2005   ------------------------------------------------------------------
                                               (UNAUDITED)     2004          2003           2002          2001           2000
Net asset value, beginning of period          $  16.38        $ 15.67      $   12.02      $  17.90      $   28.82      $   43.68
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)               (0.11)         (0.18)         (0.23)        (0.25)         (0.37)         (0.74)
   Net realized and unrealized gain (loss)       (0.39)          0.89           3.88         (5.63)        (10.42)         (8.14)
                                              --------        -------      ---------      --------      ---------      ---------
      TOTAL FROM INVESTMENT OPERATIONS           (0.50)          0.71           3.65         (5.88)        (10.79)         (8.88)
                                              --------        -------      ---------      --------      ---------      ---------

LESS DISTRIBUTIONS
   Distributions from net realized gains            --             --             --            --          (0.13)         (5.98)
                                              --------        -------      ---------      --------      ---------      ---------
      TOTAL DISTRIBUTIONS                           --             --             --            --          (0.13)         (5.98)
                                              --------        -------      ---------      --------      ---------      ---------
Change in net asset value                        (0.50)          0.71           3.65         (5.88)        (10.92)        (14.86)
                                              --------        -------      ---------      --------      ---------      ---------
NET ASSET VALUE, END OF PERIOD                $  15.88        $ 16.38      $   15.67      $  12.02      $   17.90      $   28.82
                                              ========        =======      =========      ========      =========      =========
   Total return(2)                               (2.93)%(4)      4.47%         30.37%       (32.85)%       (37.43)%       (19.37)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)         $  8,195        $ 9,986      $  11,873      $ 11,020      $  23,490      $  54,867

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                         2.39%(3)       2.36%          2.34%         2.31%          2.22%          2.15%
   Gross operating expenses                       2.51%(3)       2.41%          2.44%         2.39%          2.22%          2.15%
   Net investment income (loss)                  (1.41)%(3)     (1.14)%        (1.65)%       (1.69)%        (1.75)%        (1.73)%
Portfolio turnover                                  31%(4)         53%            51%           66%            40%            88%

(1)   Computed using average shares outstanding.

(2)   Sales charges are not reflected in the total return calculation.

(3)   Annualized.

(4)   Not annualized.

                        See Notes to Financial Statements

PHOENIX SMALL-CAP GROWTH FUND

ABOUT YOUR FUND'S EXPENSES (UNAUDITED)

      We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Small-Cap Growth Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

      The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

                              Beginning           Ending      Expenses Paid
Small-Cap Growth Fund       Account Value     Account Value       During
       Class A            December 31, 2004   June 30, 2005       Period*
-----------------------   -----------------   -------------   -------------
Actual                    $    1,000.00       $  1,015.50     $     7.91

Hypothetical (5% return
   before expenses)            1,000.00          1,016.85           7.95

* EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.58%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

                             Beginning           Ending        Expenses Paid
 Small-Cap Growth Fund      Account Value     Account Value      During
       Class B            December 31, 2004   June 30, 2005      Period*
-----------------------   -----------------   -------------   -------------
Actual                    $   1,000.00        $  1,011.90     $   11.63

Hypothetical (5% return
   before expenses)           1,000.00           1,013.09         11.71

* EXPENSES ARE EQUAL TO THE FUND'S CLASS B ANNUALIZED EXPENSE RATIO OF 2.33%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

                              Beginning           Ending      Expenses Paid
Small-Cap Growth Fund       Account Value     Account Value      During
       Class C            December 31, 2004   June 30, 2005      Period*
-----------------------   -----------------   -------------   -------------
Actual                    $    1,000.00       $  1,011.90     $    11.64

Hypothetical (5% return
   before expenses)            1,000.00          1,013.08          11.71

* EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 2.33%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

  YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS, PLEASE REFER TO THE PROSPECTUS.

Phoenix Small-Cap Growth Fund

SECTOR WEIGHTINGS (UNAUDITED)                                            6/30/05

As a percentage of total investments

                               [GRAPHIC OMITTED]

Information Technology       34%
Consumer Discretionary       20
Health Care                  17
Financials                   13
Industrials                  12
Consumer Staples              4

                            SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2005
                                  (UNAUDITED)

                                                       SHARES        VALUE
                                                       -------   ------------
DOMESTIC COMMON STOCKS--83.7%

AIR FREIGHT & COURIERS--0.7%
Pacer International, Inc.(b) ......................    102,000   $  2,222,580

APPLICATION SOFTWARE--3.0%
Blackboard, Inc.(b) ...............................    382,000      9,137,440

ASSET MANAGEMENT & CUSTODY BANKS--4.7%
Gabelli Asset Management, Inc. Class A ............    321,000     14,184,990

AUTOMOBILE MANUFACTURERS--0.5%
Winnebago Industries, Inc. ........................     43,000     1,408,250

AUTOMOTIVE RETAIL--1.9%
Advance Auto Parts, Inc.(b) .......................     87,000      5,615,850

BIOTECHNOLOGY--5.1%
Abgenix, Inc.(b) ..................................    158,000      1,355,640
Critical Therapeutics, Inc.(b) ....................    222,000      1,558,440

ICOS Corp.(b) .....................................    109,000      2,307,530
Inhibitex, Inc.(b) ................................    255,000      1,932,900
Neose Technologies, Inc.(b) .......................    182,000        573,300
Neurocrine Biosciences, Inc.(b) ...................     73,000      3,070,380
Northfield Laboratories, Inc.(b) ..................     29,000        414,990
NPS Pharmaceuticals, Inc.(b) ......................   171,000      1,940,850
Nuvelo, Inc.(b) ...................................    277,000      2,141,210
                                                                 ------------
                                                                   15,295,240
                                                                 ------------

CASINOS & GAMING--3.1%
Multimedia Games, Inc.(b) .........................    230,000      2,532,300
Scientific Games Corp. Class A(b) .................    258,000      6,947,940
                                                                 ------------
                                                                    9,480,240
                                                                 ------------

                                                       SHARES       VALUE
                                                       -------   ------------
COMMUNICATIONS EQUIPMENT--2.9%
SafeNet, Inc.(b) ..................................    205,000   $  6,982,300
Telkonet, Inc.(b) .................................    346,000      1,705,780
                                                                 ------------
                                                                    8,688,080
                                                                 ------------

COMPUTER HARDWARE--1.5%
Stratasys, Inc.(b) ................................    137,000      4,477,160

CONSUMER FINANCE--0.9%
MoneyGram International, Inc. .....................    135,000      2,581,200

DATA PROCESSING & OUTSOURCED SERVICES--1.5%
Intrado, Inc.(b) ..................................     69,000      1,032,240
NeuStar, Inc. Class A(b) ..........................     23,250        595,200
Wright Express Corp.(b) ...........................    157,000      2,899,790
                                                                 ------------
                                                                    4,527,230
                                                                 ------------

DIVERSIFIED COMMERCIAL AND PROFESSIONAL
   SERVICES--9.7%
Advisory Board Co. (The)(b) .......................    222,000     10,820,280
Corporate Executive Board Co. (The) ...............    146,000     11,436,180
Corrections Corporation of America(b) .............     49,000      1,923,250
Tetra Tech, Inc.(b) ...............................    378,000      5,114,340
                                                                 ------------
                                                                   29,294,050
                                                                 ------------

DRUG RETAIL--0.3%
Allion Healthcare, Inc.(b) ........................     56,100        920,153

EDUCATION SERVICES--1.1%
Lincoln Educational Services Corp.(b) .............     58,400      1,182,600
Strayer Education, Inc. ...........................     26,000      2,242,760
                                                                 ------------
                                                                    3,425,360
                                                                 ------------

                        See Notes to Financial Statements

Phoenix Small-Cap Growth Fund

                                                       SHARES       VALUE
                                                     ---------   ------------
GENERAL MERCHANDISE STORES--0.2%
99 Cents Only Stores(b) ...........................     48,000   $    610,080

HEALTH CARE EQUIPMENT--2.8%
INAMED Corp.(b) ...................................    128,000      8,572,160

HEALTH CARE SUPPLIES--4.2%
Conor Medsystems, Inc.(b) .........................    103,000      1,581,050
Nektar Therapeutics(b) ............................    668,000     11,249,120
                                                                 ------------
                                                                   12,830,170
                                                                 ------------

INTERNET SOFTWARE & SERVICES--9.3%
CNET Networks, Inc.(b) ............................    527,000      6,186,980
Digital Insight  Corp.(b) .........................     71,000      1,698,320
Digitas, Inc.(b) ..................................    230,000      2,624,300
Equinix, Inc.(b) ..................................     77,000      3,337,180
j2 Global Communications, Inc.(b) .................    318,000     10,951,920
LivePerson, Inc.(b) ...............................  1,048,205      3,270,400
                                                                 ------------
                                                                   28,069,100
                                                                 ------------

INVESTMENT BANKING & BROKERAGE--0.5%
MarketAxess Holdings,  Inc.(b) ....................    131,000      1,480,300

LEISURE FACILITIES--2.0%
Life Time Fitness, Inc.(b) ........................    188,000      6,168,280

LEISURE PRODUCTS--3.7%
MarineMax, Inc.(b) ................................    110,000      3,437,500
Marvel Enterprises, Inc.(b) .......................    185,000      3,648,200
Polaris Industries, Inc. ..........................     76,000      4,104,000
                                                                 ------------
                                                                   11,189,700
                                                                 ------------
OFFICE SERVICES & SUPPLIES--0.6%
PeopleSupport, Inc.(b) ............................    211,000      1,924,320

PACKAGED FOODS & MEATS--0.5%
Hain Celestial Group, Inc. (The)(b) ...............     79,000      1,540,500

PHARMACEUTICALS--4.5%
Barrier Therapeutics, Inc.(b) .....................     63,000        499,590
Medicis Pharmaceutical Corp. Class A ..............     51,000      1,618,230
MGI Pharma, Inc.(b) ...............................    251,000      5,461,760
Pain Therapeutics, Inc.(b) ........................    223,000      1,505,250
Sepracor, Inc.(b) .................................     75,000      4,500,750
                                                                 ------------
                                                                   13,585,580
                                                                 ------------

                                                       SHARES       VALUE
                                                     ---------   ------------
RESTAURANTS--3.2%
Cheesecake Factory, Inc. (The)(b) .................    179,000   $  6,216,670
McCormick & Schmick's Seafood Restaurants,
 Inc.(b) ..........................................    224,000      3,536,960
                                                                 ------------
                                                                    9,753,630
                                                                 ------------

SEMICONDUCTORS--6.8%
Integrated Circuit Systems, Inc.(b) ...............    183,000      3,777,120
International Rectifier Corp.(b) ..................     29,000      1,383,880
Intersil Corp. Class A ............................    174,000      3,265,980
Mindspeed Technologies, Inc.(b) ...................  2,597,000      3,168,340
ON Semiconductor Corp.(b) .........................  1,582,000      7,277,200
Semtech Corp.(b) ..................................    110,000      1,831,500
                                                                 ------------
                                                                   20,704,020
                                                                 ------------

SOFT DRINKS--2.6%
Hansen Natural Corp.(b) ...........................     93,000      7,878,960

SPECIALIZED CONSUMER SERVICES--1.2%
Collectors Universe, Inc.(b) ......................    211,000      3,696,720

SPECIALTY STORES--1.9%
CKX, Inc.(b) ......................................     93,500      1,202,877
Guitar Center, Inc.(b) ............................     76,000      4,436,120
                                                                 ------------
                                                                    5,638,997
                                                                 ------------

THRIFTS & MORTGAGE FINANCE--1.8%
Federal Agricultural Mortgage Corp.  Class C ......    248,200      5,472,810

WIRELESS TELECOMMUNICATION SERVICES--1.0%
@Road, Inc.(b) ....................................    556,000      1,478,960
InPhonic, Inc.(b) .................................     95,000      1,461,100
                                                                 ------------
                                                                    2,940,060
                                                                 ------------
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $188,478,081)                                    253,313,210
-----------------------------------------------------------------------------

                        See Notes to Financial Statements

Phoenix Small-Cap Growth Fund

                                                       SHARES        VALUE
                                                     ---------   ------------
FOREIGN COMMON STOCKS(c)--12.4%

APPLICATION SOFTWARE--0.8%
Retalix Ltd. (United States)(b) ...................    111,000   $  2,386,500

ASSET MANAGEMENT & CUSTODY BANKS--3.5%
Stewart (W.P.) & Co. Ltd.(Bermuda) ................    445,000     10,755,650

MOVIES & ENTERTAINMENT--0.5%
Imax Corp. (Canada)(b) ............................    148,000      1,471,120

SEMICONDUCTORS--7.6%
ARM Holdings plc Sponsored ADR (United Kingdom) ...  2,056,000     12,623,840

O2Micro International Ltd. (Taiwan)(b) ............    737,000     10,354,850
                                                                 ------------
                                                                   22,978,690
                                                                 ------------
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $26,349,819)                                      37,591,960
-----------------------------------------------------------------------------

                                                      SHARES        VALUE
                                                     ---------   ------------
WARRANTS--0.0%

COMMERCIAL PRINTING--0.0%
American Banknote Corp. Series 1(b)(d) ............        584   $          0
American Banknote Corp. Series 2(b)(d) ............        584              0
-----------------------------------------------------------------------------
TOTAL WARRANTS
(IDENTIFIED COST $0)                                                        0
-----------------------------------------------------------------------------
TOTAL INVESTMENTS--96.1%
(IDENTIFIED COST $214,827,900)                                    290,905,170(a)
Other assets and liabilities, net--3.9%                            11,768,329
                                                                 ------------
NET ASSETS--100.0%                                               $302,673,499
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $90,798,733 and gross depreciation of $14,737,934 for federal income tax purposes. At June 30, 2005, the aggregate cost of securities for federal income tax purposes was $214,844,371.

(b) Non-income producing.

(c) Foreign common stocks are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.

(d) Illiquid. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At June 30, 2005, these securities amounted to a value of $0 or 0% of net assets.

                        See Notes to Financial Statements

Phoenix Small-Cap Growth Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 2005
                                   (UNAUDITED)

ASSETS
Investment securities at value (Identified cost $214,827,900)    $ 290,905,170
Cash                                                                 9,680,154
Receivables
   Investment securities sold                                        3,873,197
   Fund shares sold                                                    200,436
   Dividends and interest                                               16,861
Prepaid expenses                                                        28,507
                                                                 -------------
      Total assets                                                 304,704,325
                                                                 -------------

LIABILITIES
Payables
   Fund shares repurchased                                             777,948
   Investment securities purchased                                     600,800
   Investment advisory fee                                             225,162
   Transfer agent fee                                                  209,365
   Distribution and service fees                                       104,783
   Financial agent fee                                                  13,551
   Trustees' fee                                                           819
Accrued expenses                                                        98,398
                                                                 -------------
      Total liabilities                                              2,030,826
                                                                 -------------
NET ASSETS                                                       $ 302,673,499
                                                                 =============

NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                 $ 393,354,651
Accumulated net investment loss                                     (2,096,821)
Accumulated net realized loss                                     (164,661,601)
Net unrealized appreciation                                         76,077,270
                                                                 -------------
NET ASSETS                                                       $ 302,673,499
                                                                 =============

CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $232,280,456)                 7,714,051
Net asset value per share                                        $       30.11
Offering price per share $30.11/(1-5.75%)                        $       31.95

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $45,514,523)                  1,616,774
Net asset value and offering price per share                     $       28.15

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $24,878,520)                    884,061
Net asset value and offering price per share                     $       28.14

                             STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 2005
                                   (UNAUDITED)

INVESTMENT INCOME
Dividends                                                        $     514,634
Interest                                                                49,071
Foreign taxes withheld                                                 (10,460)
                                                                 -------------
      Total investment income                                          553,245
                                                                 -------------

EXPENSES
Investment advisory fee                                              1,375,190
Service fee, Class A                                                   283,511
Distribution and service fees, Class B                                 237,936
Distribution and service fees, Class C                                 128,460
Financial agent fee                                                     97,196
Transfer agent                                                         530,049
Printing                                                                82,794
Registration                                                            24,308
Professional                                                            18,206
Custodian                                                               11,795
Trustees                                                                10,527
Miscellaneous                                                           21,682
                                                                 -------------
      Total expenses                                                 2,821,654
      Less expenses reimbursed by financial agent                     (171,588)
                                                                 -------------
      Net expenses                                                   2,650,066

NET INVESTMENT LOSS                                                 (2,096,821)
                                                                 -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments                                    37,565,202
Net change in unrealized appreciation (depreciation)
   on investments                                                  (33,775,026)
                                                                 -------------
NET GAIN ON INVESTMENTS                                              3,790,176
                                                                 -------------

NET INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS                                                    $   1,693,355
                                                                 =============

                        See Notes to Financial Statements

Phoenix Small-Cap Growth Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                   Six Months
                                                                                      Ended
                                                                                  June 30, 2005      Year Ended
                                                                                   (Unaudited)    December 31, 2004
                                                                                  -------------   -----------------
FROM OPERATIONS
   Net investment income (loss)                                                   $  (2,096,821)      $  (4,723,109)
   Net realized gain (loss)                                                          37,565,202          40,790,560
   Net change in unrealized appreciation (depreciation)                             (33,775,026)        (11,489,670)
                                                                                  -------------       -------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                        1,693,355          24,577,781
                                                                                  -------------       -------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (1,127,777 and 2,794,145 shares, respectively)      31,714,987          77,182,685
   Cost of shares repurchased (2,038,346 and 2,836,127 shares, respectively)        (56,952,958)        (77,031,695)
                                                                                  -------------       -------------
Total                                                                               (25,237,971)            150,990
                                                                                  -------------       -------------
CLASS B
   Proceeds from sales of shares (36,090 and 126,270 shares, respectively)              947,570           3,257,581
   Cost of shares repurchased (524,521 and 1,245,622 shares, respectively)          (13,868,635)        (32,638,977)
                                                                                  -------------       -------------
Total                                                                               (12,921,065)        (29,381,396)
                                                                                  -------------       -------------
CLASS C
   Proceeds from sales of shares (23,195 and 101,500 shares, respectively)              606,377           2,638,521
   Cost of shares repurchased (227,841 and 500,674 shares, respectively)             (6,019,188)        (12,809,580)
                                                                                  -------------       -------------
Total                                                                                (5,412,811)        (10,171,059)
                                                                                  -------------       -------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                        (43,571,847)        (39,401,465)
                                                                                  -------------       -------------
   NET INCREASE (DECREASE) IN NET ASSETS                                            (41,878,492)        (14,823,684)

NET ASSETS
   Beginning of period                                                              344,551,991         359,375,675
                                                                                  -------------       -------------
   END OF PERIOD [INCLUDING ACCUMULATED NET INVESTMENT LOSS AND UNDISTRIBUTED
     NET INVESTMENT INCOME OF ($2,096,821) AND $0, RESPECTIVELY]                  $ 302,673,499       $ 344,551,991
                                                                                  =============       =============

                        See Notes to Financial Statements

Phoenix Small-Cap Growth Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                              CLASS A
                                            --------------------------------------------------------------------------------
                                              SIX MONTHS
                                               ENDED                                YEAR ENDED DECEMBER 31,
                                            JUNE 30, 2005    ---------------------------------------------------------------
                                             (UNAUDITED)        2004         2003        2002         2001            2000
Net asset value, beginning of period          $   29.65      $   27.39    $   18.47    $   26.58    $   37.96      $   44.45
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                (0.17)         (0.31)       (0.30)       (0.29)       (0.33)         (0.39)
   Net realized and unrealized gain (loss)         0.63           2.57         9.22        (7.82)      (11.05)         (6.10)
                                              ---------      ---------    ---------    ---------    ---------      ---------
      TOTAL FROM INVESTMENT OPERATIONS             0.46           2.26         8.92        (8.11)      (11.38)         (6.49)
                                              ---------      ---------    ---------    ---------    ---------      ---------
Change in net asset value                          0.46           2.26         8.92        (8.11)      (11.38)         (6.49)
                                              ---------      ---------    ---------    ---------    ---------      ---------
NET ASSET VALUE, END OF PERIOD                $   30.11      $   29.65    $   27.39    $   18.47    $   26.58      $   37.96
                                              =========      =========    =========    =========    =========      =========
Total return(2)                                    1.55 %(4)      8.25 %      48.29 %     (30.51)%     (29.98)%       (14.60)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)         $ 232,280      $ 255,698    $ 237,347    $ 156,714    $ 270,990      $ 231,453
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                          1.58 %(3)      1.58 %       1.58 %       1.58 %       1.57 %         1.51 %
   Gross operating expenses                        1.70 %(3)      1.68 %       1.71 %       1.79 %       1.67 %         1.51 %
   Net investment income (loss)                   (1.22) %(3)    (1.15)%      (1.35)%      (1.39)%      (1.18)%        (0.85)%
Portfolio turnover                                   24  %(4)       35 %         40 %         46 %         28 %           78 %

(1)   Computed using average shares outstanding.

(2)   Sales charges are not reflected in the total return calculation.

(3)   Annualized.

(4)   Not annualized.

                        See Notes to Financial Statements

Phoenix Small-Cap Growth Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                              CLASS B
                                            --------------------------------------------------------------------------------
                                             SIX MONTHS
                                                ENDED                              YEAR ENDED DECEMBER 31,
                                            JUNE 30, 2005    ---------------------------------------------------------------
                                             (UNAUDITED)        2004         2003         2002         2001           2000
Net asset value, beginning of period          $   27.82      $   25.90    $   17.60    $   25.52    $   36.72      $   43.32
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                (0.26)         (0.50)       (0.44)       (0.42)       (0.52)         (0.72)
   Net realized and unrealized gain (loss)         0.59           2.42         8.74        (7.50)      (10.68)         (5.88)
                                              ---------      ---------    ---------    ---------    ---------      ---------
         TOTAL FROM INVESTMENT OPERATIONS          0.33           1.92         8.30        (7.92)      (11.20)         (6.60)
                                              ---------      ---------    ---------    ---------    ---------      ---------
Change in net asset value                          0.33           1.92         8.30        (7.92)      (11.20)         (6.60)
                                              ---------      ---------    ---------    ---------    ---------      ---------
NET ASSET VALUE, END OF PERIOD                $   28.15      $   27.82    $   25.90    $   17.60    $   25.52      $   36.72
                                              =========      =========    =========    =========    =========      =========
Total return(2)                                    1.19 %(4)      7.41 %      47.16 %     (31.03)%     (30.50)%       (15.24)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)         $  45,515      $  58,574    $  83,515    $  70,217    $ 132,214      $  99,060

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                          2.33 %(3)      2.33 %       2.33 %       2.33 %       2.32 %         2.26 %
   Gross operating expenses                        2.45 %(3)      2.42 %       2.47 %       2.54 %       2.42 %         2.26 %
   Net investment income (loss)                   (1.96) %(3)    (1.93)%      (2.10)%      (2.13)%      (1.95)%        (1.61)%
Portfolio turnover                                   24  %(4)       35 %         40 %         46 %         28 %           78 %

                                                                               CLASS C
                                            --------------------------------------------------------------------------------
                                             SIX MONTHS
                                                ENDED                              YEAR ENDED DECEMBER 31,
                                            JUNE 30, 2005    ---------------------------------------------------------------
                                             (UNAUDITED)        2004         2003         2002         2001           2000
Net asset value, beginning of period          $   27.81      $   25.88    $   17.59    $   25.50    $   36.69      $   43.29
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                (0.26)         (0.49)       (0.44)       (0.42)       (0.52)         (0.70)
   Net realized and unrealized gain (loss)         0.59           2.42         8.73        (7.49)      (10.67)         (5.90)
                                              ---------      ---------    ---------    ---------    ---------      ---------
         TOTAL FROM INVESTMENT OPERATIONS          0.33           1.93         8.29        (7.91)      (11.19)         (6.60)
                                              ---------      ---------    ---------    ---------    ---------      ---------
Change in net asset value                          0.33           1.93         8.29        (7.91)      (11.19)         (6.60)
                                              ---------      ---------    ---------    ---------    ---------      ---------
NET ASSET VALUE, END OF PERIOD                $   28.14      $   27.81    $   25.88    $   17.59    $   25.50      $   36.69
                                              =========      =========    =========    =========    =========      =========
Total return(2)                                    1.19%(4)       7.46 %      47.13 %     (31.02)%     (30.50)%       (15.25)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)         $  24,879      $  30,280    $  38,514    $  30,732    $  58,116      $  75,806

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                          2.33%(3)       2.33 %       2.33 %       2.33 %       2.32 %         2.26 %
   Gross operating expenses                        2.45%(3)       2.42 %       2.47 %       2.54 %       2.42 %         2.26 %
   Net investment income (loss)                   (1.96)%(3)     (1.92)%      (2.10)%      (2.13)%      (1.89)%        (1.59)%
Portfolio turnover                                   24 %(4)        35 %         40 %         46 %         28 %           78 %

(1)   Computed using average shares outstanding.

(2)   Sales charges are not reflected in the total return calculation.

(3)   Annualized.

(4)   Not annualized.

                        See Notes to Financial Statements

PHOENIX-ENGEMANN FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2005 (UNAUDITED)

1.    ORGANIZATION

      The Phoenix-Engemann Funds (the "Trust") is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

      Currently four Funds are offered for sale (each a "Fund"). The All-Cap Growth Fund, the Nifty Fifty Fund and the Small-Cap Growth Fund, are each diversified and each has an investment objective of long-term growth of capital. The Balanced Return Fund is diversified and has an investment objective to maximize total investment return consistent with reasonable risk.

      Each Fund offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge, which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase.

      Each class of shares has identical voting, dividend, liquidation, and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses and realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares.

2.    SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A.    SECURITY VALUATION:

      Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

      Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

      As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

      Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

      Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

B.    SECURITY TRANSACTIONS AND RELATED INCOME:

      Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C.    INCOME TAXES:

      Each Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code (the "Code") and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

      The Trust may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which they invest.

D.    DISTRIBUTIONS TO SHAREHOLDERS:

      Distributions are declared and recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

PHOENIX-ENGEMANN FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2005 (UNAUDITED) (CONTINUED)

E.    EXPENSES:

      Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more appropriately made.

F.    FOREIGN CURRENCY TRANSLATION:

      Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid, is treated as a gain or loss on foreign currency. The Trust does not isolate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

G.    FOREIGN SECURITY COUNTRY DETERMINATION:

      A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

H.    REIT INVESTMENTS:

      Dividend income is recorded using management's estimate of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

I.    INDEMNIFICATIONS:

      Under the Funds' organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, the Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

3.    INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

      As compensation for their services to the Trust the Advisers (the "Advisers"), Phoenix Investment Counsel, Inc. ("PIC"), for the Balanced Return Fund, and Engemann Asset Management ("EAM") for the All-Cap Growth Fund, Nifty Fifty Fund and Small-Cap Growth Fund, each an indirect, wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"), are entitled to a fee, based upon the following annual rates as a percentage of the average daily net assets of each
Fund:

                              First $50       Next $450       Over $500
                               Million         Million         Million
                            ------------    -------------   --------------
All-Cap Growth Fund .......     0.90%           0.80%           0.70%
Balanced Return Fund ......     0.80%           0.70%           0.60%
Nifty Fifty Fund ..........     0.90%           0.80%           0.70%
Small-Cap Growth Fund .....     1.00%           0.90%           0.80%

      Engemann Asset Management ("EAM"), the subadviser to Balanced Return Fund, is entitled to a fee from PIC, calculated at a rate equal to 50% of the gross investment management fee multiplied by the percentage of equity assets held in the Fund.

      As Distributor of each Fund's shares, Phoenix Equity Planning Corporation ("PEPCO") an indirect wholly owned subsidiary of PNX, has advised the Trust that it retained net selling commissions and deferred sales charges for the six-month period ("the period") ended June 30, 2005, as follows:

                               Class A        Class B          Class C
                             Net Selling      Deferred         Deferred
                             Commissions    Sales Charges   Sales Charges
                            ------------    -------------   --------------
All-Cap Growth Fund ....... $    3,884      $   16,531      $    585
Balanced Return Fund ......      2,519          15,610            49
Nifty Fifty Fund ..........      1,807          16,271            --
Small-Cap Growth Fund .....      5,329          59,578         1,306

      In addition, each Fund pays PEPCO distribution and/or service fees at an annual rate of 0.25% for Class A shares and 1.00% for Class B and Class C shares applied to the average daily net assets of each respective class.

      Under certain circumstances, shares of certain Phoenix Funds may be exchanged for shares of the same class of certain other Phoenix Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.

      As financial agent of the Trust, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost to PEPCO to provide tax services and oversight of the performance of PFPC Inc. (subagent to PEPCO) plus (2) the documented cost of fund accounting and related services provided by PFPC Inc. The fee schedule of PFPC Inc. ranges from 0.06% to 0.03% of the average daily net assets of each Fund.

PHOENIX-ENGEMANN FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Certain minimum fees may apply. For the period ended June 30, 2005, the Trust incurred financial agent fees totaling $227,389.

      PEPCO has voluntarily agreed to waive a portion of its financial agent fee and other expenses, when necessary, so that other operating expenses(1) do not exceed the limits shown in the table below.

                             First $50        Next $450       Over $500
                              Million          Million         Million
                            ------------    -------------   --------------
All-Cap Growth Fund .......     0.50%            0.40%          0.30%
Balanced Return Fund ......     0.50%            0.40%          0.30%
Nifty Fifty Fund ..........     0.50%            0.40%          0.30%
Small-Cap Growth Fund .....     0.50%            0.40%          0.30%

(1) For the Small-Cap Growth Fund, other operating expenses are defined as other operating expenses excluding management fees and 12b-1 fees. For the All-Cap Growth, Balanced Return and Nifty Fifty Funds other operating expenses are defined as operating expenses excluding management fees, 12b-1 fees and fiduciary fees (defined as legal, trustee and audit fees).

      PEPCO will not seek to recapture any financial agent fee or any other reimbursed expenses from prior years.

      PEPCO serves as the Trust's transfer agent with State Street Bank and Trust Company serving as sub-transfer agent. For the period ended June 30, 2005, transfer agent fees were $912,570 as reported in the Statements of Operations, of which PEPCO retained the following:

                                            Transfer Agent
                                             Fee Retained
                                            --------------
All-Cap Growth Fund ....................      $  49,205
Balanced Return Fund ...................         15,821
Nifty Fifty Fund .......................         44,340
Small-Cap Growth Fund ..................        190,390

4.    PURCHASES AND SALES OF SECURITIES

      Purchases and sales of securities during the period ended June 30, 2005 (excluding U.S. Government and agency securities and short-term securities) were as follows:

                                              Purchases          Sales
                                            -------------   --------------
All-Cap Growth Fund ....................    $ 72,863,319    $ 104,446,319
Balanced Return Fund ...................      52,452,005       48,580,118
Nifty Fifty Fund .......................      24,276,237       38,404,489
Small-Cap Growth Fund ..................      71,993,798      115,347,156

      Purchases and sales of U.S. Government and agency securities during the period ended June 30, 2005, were as follows:

                                              Purchases         Sales
                                            -------------   --------------
Balanced Return Fund ...................    $ 8,172,705     $ 20,421,403

5.    CREDIT RISK AND ASSET CONCENTRATIONS:

      In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

      Certain Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

      High yield/high risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the adviser and/or subadviser to accurately predict risk.

      At June 30, 2005, the Balanced Return Fund held $7,455,012 in investments issued by the U.S. Government, comprising 13% of the total net assets of the Fund.

6.    ILLIQUID SECURITIES:

      Investments shall be considered illiquid if they cannot be disposed of in seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining illiquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of each Fund's Schedule of Investments where applicable.

7.    OTHER:

      As of June 30, 2005, the Trust had three omnibus shareholder accounts (which are comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding. The ominbus shareholder accounts are not affiliated with PNX.

                                                              % of Shares
                                                              Outstanding
                                                              -----------
All-Cap Growth Fund ....................................         27.3%
Nifty Fifty Fund .......................................         21.1%
Small-Cap Growth  Fund .................................           30%

PHOENIX-ENGEMANN FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2005 (UNAUDITED) (CONTINUED)

8.    REGULATORY EXAMS:

      Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by The Phoenix Companies, Inc. and its subsidiaries (collectively "the Company") with securities and other laws and regulations affecting their registered products. The Boston District Office of the SEC recently completed a compliance examination of certain of the Company's affiliates that are registered under the Investment Company Act of 1940 or the Investment Advisers Act of 1940. Following the examination, the staff of the Boston District Office issued a deficiency letter primarily focused on perceived weaknesses in procedures for monitoring trading to prevent market timing activity. The staff requested the Company to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether the Company believes reimbursement is necessary or appropriate under the circumstances. Market timing is an investment technique involving frequent short-term trading of mutual fund shares that is designed to exploit market movements or inefficiencies in the way mutual fund companies price their shares. A third party was retained to assist the Company in preparing the analysis. The Company has responded to the SEC with respect to each comment in the letter. We do not believe that the outcome of this matter will be material to these financial statements.

9.    FEDERAL INCOME TAX INFORMATION:

      The Funds have capital loss carryovers which may be used to offset future capital gains as follows:

                                                Expiration Year
Fund                            2009         2010            2011          Total
-------------------------  ------------   ------------   ------------  -------------
All-Cap Growth Fund .....   $ 3,410,515   $  9,159,171    $       --   $  12,569,686
Balanced Return Fund ....     4,240,535     22,520,522       738,699      27,499,756
Nifty Fifty Fund ........    25,467,787     63,129,228            --      88,597,015
Small-Cap Growth Fund ...    73,643,594    119,743,260     8,839,949     202,226,803

      The Trust may not realize the benefit of these losses to the extent each Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.

10.   PROXY VOTING PROCEDURES AND VOTING RECORD (FORM N-PX):

      The Advisers and subadviser vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, 2004 (the Trust will be filing an updated Form N-PX on August 30, 2005 as of June 30, 2005), free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

11.   FORM N-Q INFORMATION:

      The Trust files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS FOR THE PHOENIX-ENGEMANN FUNDS (THE "FUNDS")
JUNE 30, 2005 (UNAUDITED)

      The Board of Trustees is responsible for determining whether to approve the Investment Advisory and Subadvisory Agreements for the Funds. In approving each agreement, the Trustees primarily considered, with respect to each Fund, the nature and quality of the services provided under the respective agreement and the overall fairness of each agreement.

INVESTMENT ADVISORY AGREEMENTS

      The Trustees approved the continuance of the Investment Advisory Agreements at an in person meeting held on June 13, 2005. In considering the approval of the Investment Advisory Agreements, the Trustees noted the detailed memorandum provided by Trustees' independent counsel in advance of the meeting focusing on responsibilities of the Independent Trustees when approving advisory and subadvisory agreements. In evaluating the Investment Advisory Agreements, the Board of Trustees considered a variety of information relating to each Fund and its Adviser (Phoenix Investment Counsel, Inc. ("PIC") serves as the Adviser for the Phoenix Balanced Return Fund and Engemann Asset Management ("EAM") serves as the Adviser for the other three Phoenix-Engemann Funds). The Trustees reviewed the responses to an extensive questionnaire prepared by each Adviser regarding various services they provide to the Funds, including, among other things, information regarding the Adviser's personnel and the Adviser's revenues and costs of providing services to the Funds. Adviser personnel provided additional detail focusing on the nature, extent and quality of services to be provided by each Adviser, cost of services and profitability to the Adviser, the possible economies of scale that would be realized due to Fund growth, whether fee levels reflect such economies of scale for the benefit of investors, financial statement information and expense comparisons with similarly situated funds. The Trustees also reviewed a separate report prepared by an independent third party, which provided a statistical analysis comparing the Funds' investment performance, expenses, and fees to comparable mutual funds.

      With respect to the nature and quality of the services provided, the Trustees noted that each Adviser regularly reviews with the Trustees information comparing the performance of each Fund it advises with a peer group of funds and a relevant market index, the economic outlook and the general investment outlook in the markets in which each Fund invests, the allocation of each Fund's brokerage commissions, including any allocations to affiliates and each Adviser's record of compliance with its investment policies and restrictions on personal securities transactions. The Trustees also noted the qualifications of key personnel of the Advisers.

      With respect to the overall fairness of the advisory fees, the Trustees primarily considered information relating to the Funds' fee structures, including a comparative analysis of the Funds' management fees and total expenses with their respective peer groups. The Trustees considered the existence of any economies of scale and whether those would be passed along to the Funds' shareholders, including any fee waivers by the Advisers and/or their affiliates. They also considered any voluntary waiver of management and other fees to prevent total expenses from exceeding a specified cap. The Trustees also considered the effect of the Funds' growth and size on their performance and fees. With respect to the Phoenix Balanced Return Fund, the Trustees noted that a major component of PIC's profitability was the difference between the amount PIC would collect from the Fund and what would be paid to EAM. Based upon their review, the Trustees concluded that the level of profitability to the Advisers from their relationships with the Funds were reasonable and that the fee structures provided opportunities for the Funds to realize other economies of scale if assets increase proportionally more than certain other expenses.

      The Trustees concluded that the Advisers possessed the fundamental resources necessary to serve as advisers to the Funds. The Trustees also concluded, based upon a review of the financial statements provided by the Advisers, that the firms were sufficiently capitalized to remain economically viable to serve as advisers.

SUBADVISORY AGREEMENT

      The Trustees approved the continuance of the Subadvisory Agreement for the Phoenix Balanced Return Fund at an in person meeting held on June 13, 2005. EAM personnel then provided an overview for the Trustees relating to investment objectives, strategies and techniques, operations and personnel. They also commented on an extensive questionnaire prepared by EAM concerning a number of issues, including its investment philosophy, resources and compliance structure, that had been provided prior to the meeting and reviewed with the Trustees, detailed information including the nature, extent and quality of services to be provided by EAM, and investment performance.

      With respect to quality of services provided, the Trustees noted the qualifications of EAM key personnel and considered the performance of the Fund; although, EAM had only served as the Fund's subadvisor for a short period of time. With respect to the overall fairness of the Subadvisory Agreement, the Trustees primarily considered information relating to the Fund's fee structure, including a comparative analysis of the Fund's management fee and total expenses with its respective peer group. The Trustees also considered the existence of any economies

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS FOR THE PHOENIX-ENGEMANN FUNDS (THE "FUNDS")
JUNE 30, 2005 (UNAUDITED) (CONTINUED)

of scale and whether those would be passed along to the Fund's shareholders, but noted that the economies would most likely be generated at the Fund level and not necessarily at the subadviser level. The Trustees also considered the fact that fees under the Subadvisory Agreement would be paid by PIC out of the advisory fees it receives from the Fund. Based upon its review, the Board of Trustees determined that the subadvisory fee was reasonable in view of the quality of services and the other factors considered.

      Following deliberations, the Trustees concluded that EAM possessed the fundamental resources necessary to act as subadviser to the Phoenix Balanced Return Fund. The Trustees also concluded, based upon a review of the financial statements provided by EAM, that the firm was sufficiently capitalized to remain economically viable during the coming year.

PHOENIX BALANCED RETURN FUND

      The Trustees considered the performance of the Fund for the one-, three-, five- and 10-year periods, ending December 31, 2004, and noted the Fund's performance was below its peer group during those periods. The Board noted that PIC recently took over as Adviser to the Fund, and PIC's performance to date was not reflected in the peer group performance comparisons. Based on the nature and quality of services provided by PIC to other funds in the Phoenix complex, the Board of Trustees concluded that it was satisfied with the nature and quality of services provided to the Fund.

      Following deliberations, the Trustees found the Fund's management fees to be at the median of those charged by a group of similarly situated funds in the industry as selected by an independent third party. They further noted that the total expenses of the Fund were a little above the median and within acceptable ranges, and the expense ratio was reasonable in view of the high quality of services received by the Fund.

PHOENIX ALL-CAP GROWTH FUND

      The Trustees considered the Fund's returns for the one-, three-, five- and 10-year periods, ending December 31, 2004, and noted the average performance of the Fund. Based on the nature and quality of services provided by the Adviser, the Board of Trustees concluded that it was satisfied with the nature and quality of services provided to the Fund.

      Following deliberations, the Trustees found the Fund's management fees to be slightly higher than and the total expenses to be lower than the average of those charged by a group of similarly situated funds in the industry as selected by an independent third party. They further noted that the expense ratio was reasonable in view of the high quality of services received by the Fund.

PHOENIX NIFTY FIFTY FUND

      The Trustees considered the Fund's returns for the one-, three-, five- and 10-year periods, ending December 31, 2004, and noted the below average performance of the Fund. Based on the nature and quality of services provided by the Adviser, the Board of Trustees concluded that it was satisfied with the nature and quality of services provided to the Fund.

      Following deliberations, the Trustees found the Fund's management fees to be above the mean of those charged by a group of similarly situated funds in the industry as selected by an independent third party, but within acceptable ranges. They further noted that the total expenses of the Fund were higher than those charged by comparable funds and that the expense ratio was reasonable in view of the high quality of services received by the Fund.

PHOENIX SMALL-CAP GROWTH FUND

      The Trustees considered the performance of the Fund for the one-, three-, five- and 10-year periods, ending December 31, 2004, and noted that, with the exception of the 10-year period, the Fund's performance was below the average of its peer group for those periods. Based on the nature and quality of services provided by the Adviser, the Board of Trustees concluded that it was satisfied with the nature and quality of services provided to the Fund.

      Following deliberations, the Trustees found the Fund's management fees to be above the average of those charged by a group of similarly situated funds in the industry as selected by an independent third party. They further noted that the total expenses of the Fund, while higher than its peer group, were within acceptable ranges and that the expense ratio was reasonable in view of the high quality of services received by the Fund.

                         RESULTS OF SHAREHOLDER MEETING
                                 MARCH 16, 2005

      A Special Meeting of Shareholders of The Phoenix-Engemann Funds was held on March 16, 2005, to approve the following matters:

      1. Reconstitute the Board of Trustees and to elect fourteen Trustees to such Board.

      2. Ratify selection of PricewaterhouseCoopers LLP, as the Independent Registered Public Accounting Firm for the fiscal year ending December 31, 2005.

      On the record date of January 26, 2005, for The Phoenix-Engemann Funds, there were 338,250,147 eligible units representing 30,807,522 shares issued and outstanding. 52.29% of the eligible units and entitled to vote were present by proxy.

NUMBER OF VOTES:

      1.    Election of Trustees

                                                   For                 Withheld
                                               -----------             ---------
E. Virgil Conway                               332,838,144             5,412,002
Harry Dalzell-Payne                            332,899,029             5,351,117
S. Leland Dill                                 332,868,587             5,381,560
Francis E. Jeffries                            332,953,149             5,296,997
Leroy Keith, Jr.                               332,959,915             5,290,232
Marilyn E. LaMarche                            332,946,384             5,303,762
Philip R. McLoughlin                           332,963,297             5,286,850
Geraldine M. McNamara                          332,909,177             5,340,970
Everett L. Morris                              332,902,412             5,347,735
James M. Oates                                 332,892,264             5,357,882
Donald B. Romans                               332,915,942             5,334,205
Richard E. Segerson                            332,939,619             5,310,527
Ferdinand L. J. Verdonck                       332,932,854             5,317,292
Lowell P. Weicker, Jr                          332,733,287             5,516,860

      2.    PricewaterhouseCoopers LLP

                                              For         Against       Abstain
                                          -----------    ---------     ---------
                                          332,723,139    2,344,074     3,182,934

FUND MANAGEMENT TABLES (UNAUDITED)

      Information pertaining to the Trustees and officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.

      The address of each individual, unless otherwise noted, is 56 Prospect Street, Hartford, CT 06115-0480. There is no stated term of office for Trustees of the Trust.

                                                       INDEPENDENT TRUSTEES
---------------------------------------------------------------------------------------------------------------------------------
                                                 NUMBER OF
                                               PORTFOLIOS IN
                                                FUND COMPLEX
      NAME, ADDRESS AND           LENGTH OF     OVERSEEN BY               PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
        DATE OF BIRTH            TIME SERVED      TRUSTEE                       OTHER DIRECTORSHIPS HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------------------
E. Virgil Conway                 Served since   52              Chairman, Rittenhouse Advisors, LLC (consulting firm) since 2001.
Rittenhouse Advisors, LLC        2005.                          Trustee/ Director, Realty Foundation of New York (1972-present),
101 Park Avenue                                                 Josiah Macy, Jr. Foundation (Honorary) (2004-present), Pace
New York, NY 10178                                              University (Director/Trustee Emeritus) (2003-present), Greater
DOB: 8/2/29                                                     New York Councils, Boy Scouts of America (1985-present), The
                                                                Academy of Political Science (Vice Chairman) (1985-present),
                                                                Urstadt Biddle Property Corp. (1989-present), Colgate University
                                                                (Trustee Emeritus) (since 2004). Director/Trustee, The Harlem
                                                                Youth Development Foundation, (Chairman) (1998-2002),
                                                                Metropolitan Transportation Authority (Chairman) (1992-2001),
                                                                Trism, Inc. (1994-2001), Consolidated Edison Company of New York,
                                                                Inc. (1970-2002), Atlantic Mutual Insurance Company (1974-2002),
                                                                Centennial Insurance Company (1974-2002), Union Pacific Corp.
                                                                (1978-2002), BlackRock Freddie Mac Mortgage Securities Fund
                                                                (Advisory Director) (1990- 2000), Accuhealth (1994-2002), Pace
                                                                University (1978-2003), New York Housing Partnership Development
                                                                Corp. (Chairman) (1981-2003), Josiah Macy, Jr. Foundation
                                                                (1975-2004). Trust/Director, Phoenix Funds Complex
                                                                (1983-present).
---------------------------------------------------------------------------------------------------------------------------------
Harry Dalzell-Payne              Served since   52              Retired. Trustee/Director, Phoenix Funds Complex (1983-present).
The Flat, Elmore Court           2005.
Elmore, GL0S, GL2 3NT
U.K.
DOB: 8/9/29
---------------------------------------------------------------------------------------------------------------------------------
S. Leland Dill
7721 Blue Heron Way              Served since   50              Retired. Trustee, Phoenix Funds Family (1989-present). Trustee,
West Palm Beach, FL 33412        2005.                          Scudder Investments (55 portfolios) (1986-present). Director,
DOB: 3/28/30                                                    Coutts & Co. Trust Holdings Limited (1991-2000), Coutts & Co.
                                                                Group (1991-2000) and Coutts & Co. International (USA) (private banking) (1991-2000) Director, Vintors International Company,
                                                                Inc.(1989-1992).
---------------------------------------------------------------------------------------------------------------------------------
Francis E. Jeffries              Served since   52              Director, The Empire District Electric Company (1984-2004).
8477 Bay Colony Dr. #902         2005.                          Trustee/Director, Phoenix Funds Complex (1987-present).
Naples, FL 34108
DOB: 9/23/30
---------------------------------------------------------------------------------------------------------------------------------
Leroy Keith, Jr.                 Served since   50              Partner, Stonington Partners, Inc. (private equity fund) since
Stonington Partners, Inc.        2005.                          2001. Director/Trustee, Evergreen Funds (six portfolios).
736 Market Street, Ste. 1430                                    Trustee, Phoenix Funds Family (1980-present). Director,
Chattanooga, TN 37402                                           Diversapak (2002- present). Obaji Medical Products Company
DOB: 2/14/39                                                    (2002-present). Director, Lincoln Educational Services
                                                                (2002-2004). Chairman (1998 to 2000) and Chief Executive Officer
                                                                (1995-1998), Carson Products Company (cosmetics).
---------------------------------------------------------------------------------------------------------------------------------

                                                       INDEPENDENT TRUSTEES
---------------------------------------------------------------------------------------------------------------------------------
                                                  NUMBER OF
                                                PORTFOLIOS IN
                                                FUND COMPLEX
      NAME, ADDRESS AND            LENGTH OF     OVERSEEN BY           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
        DATE OF BIRTH             TIME SERVED      TRUSTEE                  OTHER DIRECTORSHIPS HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------------------
Geraldine M. McNamara            Served since   52              Managing Director, U.S. Trust Company of New York (private bank)
U.S. Trust Company of New York   2005.                          (1982-present). Trustee/Director, Phoenix Funds Complex
11 West 54th Street                                             (2001-present).
New York, NY 10019
DOB: 4/17/51
---------------------------------------------------------------------------------------------------------------------------------
Everett L. Morris                Served since   52              Retired. Trustee/Director, Phoenix Funds Complex (1991-present).
164 Laird Road                   2005.                          Director, W.H. Reaves and Company (2004-present). Vice President,
Colts Neck, NJ 07722                                            W.H. Reaves and Company (investment management) (1993-2003).
DOB: 5/26/28
---------------------------------------------------------------------------------------------------------------------------------
James M. Oates                   Served since   50              Chairman, Hudson Castle Group, Inc. (Formerly IBEX Capital
c/o Northeast Investment         2005.                          Markets, Inc.) (financial services) (1997-present). Managing
Management, Inc.                                                Director Wydown Group (consulting firm) (1994-present).
150 Federal Street, Suite 1000                                  Director, Investors Financial Service Corporation (1995-present),
Boston, MA 02100                                                Investors Bank & Trust Corporation (1995-present), Stifel
DOB: 5/31/46                                                    Financial (1996-present), Connecticut River Bancorp
                                                                (1998-present), Connecticut River Bank (1999-present), Trust
                                                                Company of New Hampshire (2002-present). Chairman, Emerson
                                                                Investment Management, Inc. (2000-present). Director/ Trustee,
                                                                John Hancock Trust (2004-present), AIB Govett Funds (1991-2000)
                                                                and Command Systems, Inc. (1998-2000), Phoenix Investment
                                                                Partners, Ltd. (1995- 2001), 1Mind, Inc. (2000-2002), 1Mind.com,
                                                                Plymouth Rubber Co. (1995-2003). Director and Treasurer,
                                                                Endowment for Health, Inc. (2000-2004). Trustee/ Director Phoenix
                                                                Funds Family (1987-present)
---------------------------------------------------------------------------------------------------------------------------------
Donald B. Romans                 Served since   50              Retired. President, Romans & Company (private investors and
39 S. Sheridan Road              2005.                          financial consultants) (1987-2005). Trustee/Director, Phoenix
Lake Forest, IL 60045                                           Funds Family (1996-present). Trustee, Burnham Investors Trust
DOB: 4/22/31                                                    (5 portfolios) (1967-2003).
---------------------------------------------------------------------------------------------------------------------------------
Richard E. Segerson              Served since   50              Managing Director, Northway Management Company (1998-present).
Northway Management              2005.                          Trustee/ Director, Phoenix Funds Family (1983-present).
Company
164 Mason Street
Greenwich, CT 06830
DOB: 2/16/46
---------------------------------------------------------------------------------------------------------------------------------
Ferdinand L. J. Verdonck         Served since   50              Director, Banco Urquijo (Chairman)(1998-present). Trustee,
Nederpolder, 7                   2005.                          Phoenix Funds Family (2002-present). Director EASDAQ
B-9000 Gent, Belgium                                            (Chairman)(2001-present), The J.P. Morgan Fleming Continental
DOB: 7/30/42                                                    European Investment Trust (1998-present), Groupe
                                                                SNEF(1998-present), Degussa Antwerpen N.V.(1998-present), Santens
                                                                N.V.(1999-present). Managing Director, Almanij N.V. (1992-2003);
                                                                Director, KBC Bank and Insurance Holding Company (Euronext)
                                                                (1992-2003), KBC Bank (1992-2003), KBC Insurance (1992-2003),
                                                                Kredietbank, S.A. Luxembourgeoise (1992-2003), Investco N.V.
                                                                (1992-2003), Gevaert N.V. (1992-2003), Fidea N.V. (1992-2003),
                                                                Almafin N.V. (1992-2003), Centea N.V. (1992-2003), Dutch Chamber
                                                                of Commerce for Belgium and Luxemburg, Phoenix Investment
                                                                Partners, Ltd. (1995-2001).
---------------------------------------------------------------------------------------------------------------------------------

                                                       INDEPENDENT TRUSTEES
---------------------------------------------------------------------------------------------------------------------------------
                                                  NUMBER OF
                                                PORTFOLIOS IN
                                                FUND COMPLEX
      NAME, ADDRESS AND           LENGTH OF      OVERSEEN BY          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
        DATE OF BIRTH            TIME SERVED       TRUSTEE                  OTHER DIRECTORSHIPS HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------------------
Lowell P. Weicker, Jr.           Served since   50              Director, Medallion Financial New York (2003-present), Compuware
7 Little Point Street            2005.                          (1996-present), WWF, Inc. (2000-present). President, The Trust
Essex, CT 06426                                                 for America's Health (non-profit) (2001-present).
DOB: 5/16/31                                                    Trustee/Director, Phoenix Funds Family (1995- present). Director,
                                                                UST, Inc. (1995-2004), HPSC Inc. (1995-2004).
---------------------------------------------------------------------------------------------------------------------------------

                               INTERESTED TRUSTEES

      Each of the individuals listed below is an "interested person" of the Trust, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

---------------------------------------------------------------------------------------------------------------------------------
                                                  NUMBER OF
                                                PORTFOLIOS IN
                                                FUND COMPLEX
      NAME, ADDRESS AND           LENGTH OF      OVERSEEN BY          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
        DATE OF BIRTH            TIME SERVED       TRUSTEE                   OTHER DIRECTORSHIPS HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------------------
 *Marilyn E. LaMarche             Served since   50             Limited Managing Director, Lazard Freres & Co. LLC (1997-2005).
  Lazard Freres & Co. LLC          2005.                        Trustee/ Director, Phoenix Funds Family (2002-2005). Director,
  30 Rockefeller Plaza,                                         The Phoenix Companies, Inc. (2001-2005) and Phoenix Life
  59th Floor                                                    Insurance Company (1989-2005).
  New York, NY 10020
  DOB: 5/11/34
---------------------------------------------------------------------------------------------------------------------------------
**Philip R. McLoughlin           Served since   72              Director, PXRE Corporation (Delaware) (1985-present), World Trust
  56 Prospect Street               2000.                        Fund (1991-present). Management Consultant (2002-2004), Chairman
  Hartford, CT 06115-0480                                       (1997-2002), Chief Executive Officer (1995-2002), Director
  DOB: 10/23/46                                                 (1995-2002) and Vice Chairman (1995-1997), Phoenix Investment
                                                                Partners, Ltd. Director and Executive Vice President, The Phoenix
                                                                Companies, Inc. (2000-2002). Director (1994-2002) and Executive
                                 Chairman                       Vice President, Investments (1987-2002), Phoenix Life Insurance
                                                                Company. Director (1983-2002) and Chairman (1995-2002), Phoenix
                                                                Investment Counsel, Inc. Director (1982-2002) and President
                                                                (1990-2000), Phoenix Equity Planning Corporation. Chairman and
                                                                President, Phoenix/Zweig Advisers LLC (2001-2002). Director
                                                                (2001-2002) and President (April 2002-September 2002), Phoenix
                                                                Investment Management Company. Director and Executive Vice
                                                                President, Phoenix Life and Annuity Company (1996-2002). Director
                                                                (1995- 2000) and Executive Vice President (1994-2002) and Chief
                                                                Investment Counsel (1994-2002), PHL Variable Insurance Company.
                                                                Director, Phoenix National Trust Holding Company (2001-2002).
                                                                Director (1985-2002) and Vice President (1986- 2002) and
                                                                Executive Vice President (2002-2002), PM Holdings, Inc. Director,
                                                                W.S. Griffith Associates, Inc. (1995-2002). Director (1992-2002)
                                                                and President (1993-1994), W.S. Griffith Securities, Inc.
                                                                Director/Trustee, Phoenix Funds Complex (1989-present)
---------------------------------------------------------------------------------------------------------------------------------

* Ms. LaMarche is an "interested person," as defined in the Investment Company Act of 1940, by reason of her former position as Director of The Phoenix Companies, Inc. and Phoenix Life Insurance Company.
** Mr. McLoughlin is an "interested person", as defined in the Investment Company Act of 1940, by reason of his former relationship with Phoenix Investment Partners, Ltd. and its affiliates.

                                          OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES
---------------------------------------------------------------------------------------------------------------------------------
                                    POSITION(S) HELD WITH
      NAME, ADDRESS AND              TRUST AND LENGTH OF                                 PRINCIPAL OCCUPATION(S)
        DATE OF BIRTH                    TIME SERVED                                       DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------------------------
Daniel T. Geraci                 President since 2005.          Executive Vice President, Asset Management, The Phoenix
DOB: 6/12/57                                                    Companies, Inc. (wealth management) (since 2003). President and
                                                                Chief Executive Officer, Phoenix Investment Partners, Ltd. (since
                                                                2003). President, certain funds within the Phoenix Fund Complex
                                                                (2004-present). President and Chief Executive Officer of North
                                                                American investment operations, Pioneer Investment Management
                                                                USA, Inc. (2001-2003). President of Private Wealth Management
                                                                Group (2000-2001), Executive Vice President of Distribution and
                                                                Marketing for U.S. institutional services business (1998-2000),
                                                                Fidelity Investments.
---------------------------------------------------------------------------------------------------------------------------------
George R. Aylward                Executive Vice President       Senior Vice President and Chief Operating Officer, Asset
DOB: 8/17/64                     since 2005.                    Management, The Phoenix Companies, Inc. (2004-present). Executive
                                                                Vice President and Chief Operating Officer, Phoenix Investment
                                                                Partners, Ltd. (2004-present). Vice President, Phoenix Life
                                                                Insurance Company (2002-2004). Vice President, The Phoenix
                                                                Companies, Inc. (2001-2004). Vice President, Finance, Phoenix
                                                                Investment Partners, Ltd. (2001-2002). Assistant Controller,
                                                                Phoenix Investment Partners, Ltd. (1996-2002). Executive Vice
                                                                President, certain Funds within the Phoenix Fund Complex
                                                                (2004-present).
---------------------------------------------------------------------------------------------------------------------------------
Francis G. Waltman               Senior Vice President          Vice President and Chief Administrative Officer, Phoenix
DOB: 7/27/62                     since 2005.                    Investment Partners Ltd. (2003-present), Senior Vice President and Chief Administrative Officer, Phoenix Equity Planning
                                                                Corporation (1999-present), Senior Vice President, certain funds within the Phoenix Fund Family (2004-present).
---------------------------------------------------------------------------------------------------------------------------------
Marc Baltuch                     Vice President and             Chief Compliance Officer, Zweig-DiMenna Associates LLC
900 Third Avenue                 Chief Compliance Officer       (1989-present); Vice President and Compliance Officer, certain
New York, NY 10022               since 2004.                    Funds in the Phoenix Fund Complex; Vice President, The Zweig
DOB: 9/23/45                                                    Total Return Fund, Inc. (2004-present); Vice President, The Zweig
                                                                Fund, Inc. (2004-present); President and Director of Watermark
                                                                Securities, Inc. (1991-present); Assistant Secretary of Gotham
                                                                Advisors Inc. (1990-present); Secretary, Phoenix-Zweig Trust
                                                                (1989-2003); Secretary, Phoenix-Euclid Market Neutral Fund
                                                                (1999-2002).
---------------------------------------------------------------------------------------------------------------------------------
W. Patrick Bradley               Chief Financial Officer and    Second Vice President, Fund Control and Tax, Phoenix Equity
DOB: 3/2/72                      Treasurer since 2005.          Planning Corporation (2004-present). Chief Financial Officer and
                                                                Treasurer or Assistant Treasurer of certain Funds within the
                                                                Phoenix Fund Family (2004-present). Senior Manager (2002-2004),
                                                                Manager (2000-2002), Audit, Deloitte & Touche, LLP.
---------------------------------------------------------------------------------------------------------------------------------
Kevin J. Carr                    Vice President, Counsel,       Vice President and Counsel, Phoenix Life Insurance Company (May
One American Row                 Secretary and                  2005- present). Vice President, Counsel, Chief Legal Officer and
Hartford, CT 06102               Chief Legal Officer            Secretary of certain funds within the Phoenix Fund Complex (May
DOB: 8/3/54                      since 2005.                    2005-present). Compliance Officer of Investments and Counsel,
                                                                Travelers Life & Annuity Company (January 2005-May 2005).
                                                                Assistant General Counsel, The Hartford Financial Services Group
                                                                (1999-2005).
---------------------------------------------------------------------------------------------------------------------------------

PHOENIX-ENGEMANN FUNDS

600 North Rosemead Boulevard
Pasadena, CA 91107-2133

TRUSTEES

E. Virgil Conway
Harry Dalzell-Payne
S. Leland Dill
Francis E. Jeffries
Leroy Keith, Jr.
Marilyn E. LaMarche
Philip R. McLoughlin, Chairman
Geraldine M. McNamara
Everett L. Morris
James M. Oates
Donald B. Romans
Richard E. Segerson
Ferdinand L. J. Verdonck
Lowell P. Weicker, Jr.

OFFICERS

Daniel T. Geraci, President
George R. Aylward, Executive Vice President
Francis G. Waltman, Senior Vice President
Marc Baltuch, Vice President and Chief Compliance Officer
W. Patrick Bradley, Chief Financial Officer and Treasurer
Kevin J. Carr, Vice President, Counsel, Secretary and Chief Legal Officer

INVESTMENT ADVISER

Engemann Asset Management
600 North Rosemead Boulevard
Pasadena, CA 91107-2133

Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, CT 06115-0480

PRINCIPAL UNDERWRITER

Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06102

TRANSFER AGENT

Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06102

CUSTODIAN

Union Bank of California
475 Sansome Street
San Francisco, CA 94111

HOW TO CONTACT US

Mutual Fund Services          1-800-243-1574
Advisor Consulting Group      1-800-243-4361
Telephone Orders              1-800-367-5877
Text Telephone                1-800-243-1926
Web site                    PHOENIXFUNDS.COM

------------------------------------------------------------------------
 IMPORTANT NOTICE TO SHAREHOLDERS

 The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
------------------------------------------------------------------------

                                                            ---------------
                                                               PRESORTED
                                                               STANDARD
                                                             U.S. POSTAGE
                                                                 PAID
                                                            Louisville, KY
                                                            Permit No. 1051
                                                            ---------------

[LOGO OMITTED] PHOENIXFUNDS (SM)

PHOENIX EQUITY PLANNING CORPORATION
P.O. Box 150480
Hartford, CT 06115-0480

For more information about Phoenix mutual funds, please call your financial representative, contact us at 1-800-243-1574 or visit PHOENIXFUNDS.COM.

NOT INSURED BY FDIC/NCUSIF OR ANY FEDERAL GOVERNMENT AGENCY.
NO BANK GUARANTEE. NOT A DEPOSIT. MAY LOSE VALUE.

PXP2115A                                                                    8-05




ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

At a Board of Trustees meeting held May 16, 2005, the Trustees approved a Policy for the Consideration of Trustee Nominees as follows:

                                  PHOENIX FUNDS

                POLICY FOR THE CONSIDERATION OF TRUSTEE NOMINEES
                ------------------------------------------------

         The following Policy for the Consideration of Trustee Nominees (the "Policy") shall be followed by the Governance and Nominating Committee (the "Committee") of the Phoenix Funds (the "Trust") in filling vacancies on the Board of Trustees or when Trustees are to be nominated for election by shareholders.

MINIMUM NOMINEE QUALIFICATIONS
------------------------------

1. With respect to nominations for Trustees who are not interested persons of the Trust as defined by Section 2(a)(19) of the Investment Company Act of 1940 (the "1940 Act") ("Disinterested Trustees"), nominees shall be independent of the Trust's investment advisers and other principal service providers. The Committee shall also consider the effect of any relationship beyond those delineated in the 1940 Act that might impair independence, such as business, financial or family relationships with the investment adviser or its affiliates.

2. Disinterested Trustee nominees must qualify for service on the Trust's Audit Committees.

3.       With  respect  to  all  Trustees,   nominees  must  qualify  under  all
         applicable laws and regulations.

4. The proposed nominee may not be within five years of the Trust's retirement age for Trustees.

5. The Committees may also consider such other factors as they may determine to be relevant.

OTHER QUALIFICATIONS
--------------------

1. With respect to all proposed nominees, the Committee shall consider whether the proposed nominee serves on boards of or is otherwise affiliated with competing financial service organizations or their related fund complexes or companies in which the Trust may invest.

2. The Committee shall consider whether the proposed nominee is able to and intends to commit the time necessary for the performance of Trustee duties.

3. The Committee shall consider the integrity and character of the proposed nominee, and the proposed nominee's compatibility with the current Trustees.

4.       The Committee may require an interview with the proposed nominee.

NOMINEES RECOMMENDED BY SHAREHOLDERS
------------------------------------

1. The Committee shall consider nominations for openings on the Board of Trustees from shareholders who have individually held for at least one full year five percent of the shares of a series of the Trust.

2. The Committee shall give candidates recommended by shareholders the same consideration as any other candidate.

3. Shareholder recommendations should be sent to the attention of the Committee in care of the Trust's Secretary and should include biographical information, including business experience for the past ten years and a description of the qualifications of the proposed nominee, along with a statement from the proposed nominee that he or she is willing to serve and meets the requirements to be a Disinterested Trustee, if applicable.

PROCESS FOR IDENTIFYING AND EVALUATING TRUSTEE NOMINEES
-------------------------------------------------------

1. When identifying and evaluating prospective nominees for openings on the Board of Trustees, the Committee shall review all recommendations in the same manner, including those received from shareholders.

2. The Committee shall first determine if the prospective nominee meets the minimum qualifications set forth above. Those proposed nominees meeting the minimum qualifications will then be considered by the Committee with respect to the other qualifications listed above, and any other qualifications deemed to be important by the Committee.

3. Those nominees selected by the Committee shall be recommended to the Board of Trustees.


ITEM 11. CONTROLS AND PROCEDURES.

        (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-2(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

        (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)  Not applicable.

     (a)(2)  Certifications  pursuant  to Rule  30a-2(a)  under the 1940 Act and
             Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)  Not applicable.

     (b)     Certifications  pursuant  to Rule  30a-2(b)  under the 1940 Act and
             Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) The Phoenix-Engemann Funds
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date       September 2, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date       September 2, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ W. Patrick Bradley
                         -------------------------------------------------------
                           W. Patrick Bradley,  Chief Financial Officer
                           and Treasurer
                           (principal financial officer)

Date       September 2, 2005
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.